--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                   AAM/DFA U.S. High Book to Market Portfolio
                    AAM/DFA Two-Year Fixed Income Portfolio
                     AAM/DFA Two-Year Government Portfolio

                      DFA INVESTMENT DIMENSIONS GROUP INC.
              AAM/DFA International High Book to Market Portfolio

                                 Annual Report

                          Year Ended November 30, 2002

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                                 ANNUAL REPORT
                               TABLE OF CONTENTS

                                                    PAGE
                                                    -----
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Charts............................      1
    Management's Discussion and Analysis..........      2
    Statement of Assets and Liabilities...........      5
    Statements of Net Assets......................      6
    Statements of Operations......................      8
    Statements of Changes in Net Assets...........      9
    Financial Highlights..........................     10
    Notes to Financial Statements.................     13
    Report of Independent Certified Public
     Accountants..................................     16

DFA INVESTMENT DIMENSIONS GROUP INC.
    Performance Chart.............................     17
    Management's Discussion and Analysis..........     18
    Statement of Assets and Liabilities...........     20
    Statement of Operations.......................     21
    Statements of Changes in Net Assets...........     22
    Financial Highlights..........................     23
    Notes to Financial Statements.................     24
    Report of Independent Certified Public
     Accountants..................................     27

THE DFA INVESTMENT TRUST COMPANY
    Performance Charts............................     28
    Schedules of Investments......................     29
    Statements of Assets and Liabilities..........     39
    Statements of Operations......................     40
    Statements of Changes in Net Assets...........     41
    Financial Highlights..........................     42
    Notes to Financial Statements.................     44
    Report of Independent Certified Public
     Accountants..................................     48

FUND MANAGEMENT...................................     49

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHARTS
------------------------------------------------------------
AAM/DFA U.S. HIGH BOOK-TO-MARKET PORTFOLIO VS.
RUSSELL 1000 VALUE INDEX
JULY 1996-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

           AAM/DFA U.S. HIGH      RUSSELL 1000
        BOOK-TO-MARKET PORTFOLIO  VALUE INDEX
                         $10,000       $10,000
Jul-96                    $9,554        $9,622
Aug-96                    $9,927        $9,897
Sep-96                   $10,116       $10,291
Oct-96                   $10,439       $10,689
Nov-96                   $11,198       $11,464
Dec-96                   $11,084       $11,318
Jan-97                   $11,474       $11,867
Feb-97                   $11,706       $12,041
Mar-97                   $11,168       $11,607
Apr-97                   $11,528       $12,095
May-97                   $12,428       $12,771
Jun-97                   $12,801       $13,319
Jul-97                   $14,088       $14,321
Aug-97                   $13,875       $13,811
Sep-97                   $14,605       $14,645
Oct-97                   $13,858       $14,236
Nov-97                   $13,997       $14,866
Dec-97                   $14,191       $15,300
Jan-98                   $14,380       $15,084
Feb-98                   $15,633       $16,099
Mar-98                   $16,510       $17,084
Apr-98                   $16,599       $17,199
May-98                   $16,454       $16,944
Jun-98                   $16,418       $17,161
Jul-98                   $15,839       $16,859
Aug-98                   $12,954       $14,350
Sep-98                   $13,613       $15,174
Oct-98                   $14,719       $16,350
Nov-98                   $15,648       $17,112
Dec-98                   $15,905       $17,694
Jan-99                   $16,208       $17,835
Feb-99                   $15,787       $17,584
Mar-99                   $16,299       $17,948
Apr-99                   $18,021       $19,624
May-99                   $18,009       $19,408
Jun-99                   $18,306       $19,971
Jul-99                   $17,541       $19,386
Aug-99                   $16,916       $18,667
Sep-99                   $15,999       $18,015
Oct-99                   $16,614       $19,053
Nov-99                   $16,341       $18,905
Dec-99                   $16,655       $18,995
Jan-00                   $15,481       $18,376
Feb-00                   $14,089       $17,011
Mar-00                   $16,087       $19,086
Apr-00                   $16,566       $18,865
May-00                   $16,525       $19,063
Jun-00                   $15,378       $18,191
Jul-00                   $16,053       $18,419
Aug-00                   $16,989       $19,443
Sep-00                   $16,707       $19,622
Oct-00                   $17,372       $20,105
Nov-00                   $16,804       $19,359
Dec-00                   $18,348       $20,329
Jan-01                   $19,256       $20,406
Feb-01                   $19,239       $19,838
Mar-01                   $18,656       $19,138
Apr-01                   $19,748       $20,076
May-01                   $20,326       $20,528
Jun-01                   $20,068       $20,072
Jul-01                   $20,052       $20,030
Aug-01                   $19,156       $19,227
Sep-01                   $17,026       $17,873
Oct-01                   $17,008       $17,719
Nov-01                   $18,607       $18,749
Dec-01                   $19,046       $19,191
Jan-02                   $19,239       $19,044
Feb-02                   $19,489       $19,074
Mar-02                   $20,292       $19,976
Apr-02                   $20,117       $19,291
May-02                   $20,234       $19,387
Jun-02                   $19,014       $18,275
Jul-02                   $16,886       $16,575
Aug-02                   $17,156       $16,699
Sep-02                   $15,252       $14,842
Oct-02                   $15,853       $15,942
Nov-02                   $16,960       $16,947

    ANNUALIZED                  ONE       FIVE     FROM
    TOTAL RETURN (%)           YEAR       YEARS  JULY 1996
    ------------------------------------------------------
                                   -8.86  3.91       8.58

[SIDE NOTE]

- THE PORTFOLIO INVESTS IN THE U.S. LARGE CAP VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. LARGE CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK).

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.
[END SIDE NOTE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AAM/DFA TWO-YEAR FIXED INCOME PORTFOLIO VS.
MERRILL LYNCH 1-3 YEAR GOVERNMENT/CORPORATE INDEX
JULY 1996-NOVEMBER 2002
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

        AAM/DFA TWO-YEAR CORPORATE    MERRILL LYNCH 1-3 YEAR
          FIXED INCOME PORTFOLIO    GOVERNMENT/CORPORATE INDEX
                           $10,000                     $10,000
Jul-96                     $10,040                     $10,040
Aug-96                     $10,090                     $10,075
Sep-96                     $10,157                     $10,167
Oct-96                     $10,257                     $10,282
Nov-96                     $10,318                     $10,361
Dec-96                     $10,342                     $10,362
Jan-97                     $10,393                     $10,411
Feb-97                     $10,424                     $10,436
Mar-97                     $10,428                     $10,434
Apr-97                     $10,501                     $10,519
May-97                     $10,573                     $10,592
Jun-97                     $10,640                     $10,665
Jul-97                     $10,713                     $10,783
Aug-97                     $10,744                     $10,794
Sep-97                     $10,808                     $10,876
Oct-97                     $10,871                     $10,955
Nov-97                     $10,903                     $10,982
Dec-97                     $10,954                     $11,056
Jan-98                     $11,020                     $11,164
Feb-98                     $11,064                     $11,175
Mar-98                     $11,121                     $11,223
Apr-98                     $11,166                     $11,277
May-98                     $11,221                     $11,339
Jun-98                     $11,271                     $11,398
Jul-98                     $11,326                     $11,452
Aug-98                     $11,371                     $11,586
Sep-98                     $11,426                     $11,737
Oct-98                     $11,472                     $11,789
Nov-98                     $11,517                     $11,777
Dec-98                     $11,577                     $11,823
Jan-99                     $11,623                     $11,872
Feb-99                     $11,658                     $11,821
Mar-99                     $11,707                     $11,908
Apr-99                     $11,754                     $11,949
May-99                     $11,777                     $11,942
Jun-99                     $11,822                     $11,979
Jul-99                     $11,845                     $12,011
Aug-99                     $11,881                     $12,043
Sep-99                     $11,956                     $12,125
Oct-99                     $11,992                     $12,160
Nov-99                     $12,028                     $12,187
Dec-99                     $12,066                     $12,208
Jan-00                     $12,090                     $12,206
Feb-00                     $12,163                     $12,288
Mar-00                     $12,215                     $12,360
Apr-00                     $12,264                     $12,389
May-00                     $12,301                     $12,433
Jun-00                     $12,409                     $12,569
Jul-00                     $12,471                     $12,654
Aug-00                     $12,558                     $12,752
Sep-00                     $12,645                     $12,851
Oct-00                     $12,708                     $12,912
Nov-00                     $12,783                     $13,038
Dec-00                     $12,873                     $13,195
Jan-01                     $12,963                     $13,371
Feb-01                     $13,015                     $13,460
Mar-01                     $13,077                     $13,578
Apr-01                     $13,129                     $13,616
May-01                     $13,182                     $13,703
Jun-01                     $13,211                     $13,755
Jul-01                     $13,290                     $13,923
Aug-01                     $13,355                     $14,011
Sep-01                     $13,505                     $14,232
Oct-01                     $13,624                     $14,373
Nov-01                     $13,610                     $14,336
Dec-01                     $13,631                     $14,344
Jan-02                     $13,671                     $14,374
Feb-02                     $13,738                     $14,438
Mar-02                     $13,644                     $14,347
Apr-02                     $13,779                     $14,505
May-02                     $13,860                     $14,580
Jun-02                     $13,969                     $14,692
Jul-02                     $14,119                     $14,847
Aug-02                     $14,174                     $14,918
Sep-02                     $14,242                     $15,040
Oct-02                     $14,298                     $15,069
Nov-02                     $14,283                     $15,064

    ANNUALIZED             ONE   FIVE     FROM
    TOTAL RETURN (%)       YEAR  YEARS  JULY 1996
    ---------------------------------------------
                           4.95  5.55       5.71

[SIDE NOTE]

- THE PORTFOLIO SEEKS TO MAXIMIZE EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE FOUND. INVESTMENTS ARE MADE IN U.S. GOVERNMENT AND HIGH-QUALITY CORPORATE SECURITIES WITH A MAXIMUM MATURITY OF TWO YEARS.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Merrill Lynch 1-3 Year Government/Corporate Index courtesy of Merrill Lynch. [END SIDE NOTE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO VS.
MERRILL LYNCH 1-3 YEAR GOVERNMENT
JULY 1996-NOVEMBER 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

          AAM/DFA TWO-YEAR    MERRILL LYNCH 1-3
        GOVERNMENT PORTFOLIO   YEAR GOVERNMENT
                     $10,000           $10,000
Jul-96               $10,050           $10,039
Aug-96               $10,080           $10,073
Sep-96               $10,158           $10,165
Oct-96               $10,258           $10,280
Nov-96               $10,329           $10,359
Dec-96               $10,329           $10,359
Jan-97               $10,381           $10,408
Feb-97               $10,412           $10,431
Mar-97               $10,396           $10,427
Apr-97               $10,479           $10,513
May-97               $10,542           $10,584
Jun-97               $10,616           $10,657
Jul-97               $10,721           $10,775
Aug-97               $10,743           $10,784
Sep-97               $10,810           $10,866
Oct-97               $10,874           $10,947
Nov-97               $10,906           $10,973
Dec-97               $10,965           $11,047
Jan-98               $11,030           $11,155
Feb-98               $11,074           $11,165
Mar-98               $11,124           $11,210
Apr-98               $11,169           $11,263
May-98               $11,224           $11,323
Jun-98               $11,271           $11,382
Jul-98               $11,326           $11,435
Aug-98               $11,370           $11,579
Sep-98               $11,421           $11,733
Oct-98               $11,467           $11,791
Nov-98               $11,512           $11,780
Dec-98               $11,561           $11,821
Jan-99               $11,596           $11,869
Feb-99               $11,642           $11,811
Mar-99               $11,691           $11,893
Apr-99               $11,738           $11,931
May-99               $11,750           $11,924
Jun-99               $11,799           $11,961
Jul-99               $11,823           $11,999
Aug-99               $11,846           $12,034
Sep-99               $11,923           $12,112
Oct-99               $11,959           $12,145
Nov-99               $11,995           $12,168
Dec-99               $12,013           $12,185
Jan-00               $12,037           $12,180
Feb-00               $12,121           $12,262
Mar-00               $12,157           $12,338
Apr-00               $12,206           $12,370
May-00               $12,255           $12,421
Jun-00               $12,358           $12,550
Jul-00               $12,432           $12,629
Aug-00               $12,519           $12,722
Sep-00               $12,615           $12,814
Oct-00               $12,666           $12,883
Nov-00               $12,742           $13,006
Dec-00               $12,832           $13,160
Jan-01               $12,922           $13,325
Feb-01               $12,987           $13,412
Mar-01               $13,035           $13,523
Apr-01               $13,087           $13,559
May-01               $13,139           $13,635
Jun-01               $13,160           $13,682
Jul-01               $13,330           $13,835
Aug-01               $13,409           $13,915
Sep-01               $13,629           $14,145
Oct-01               $13,747           $14,279
Nov-01               $13,733           $14,248
Dec-01               $13,765           $14,253
Jan-02               $13,751           $14,282
Feb-02               $13,860           $14,350
Mar-02               $13,746           $14,253
Apr-02               $13,909           $14,412
May-02               $13,977           $14,470
Jun-02               $14,061           $14,592
Jul-02               $14,225           $14,770
Aug-02               $14,279           $14,820
Sep-02               $14,369           $14,943
Oct-02               $14,411           $14,977
Nov-02               $14,383           $14,932

    ANNUALIZED             ONE   FIVE     FROM
    TOTAL RETURN (%)       YEAR  YEARS  JULY 1996
    ---------------------------------------------
                           4.73  5.69       5.83

[SIDE NOTE]

- THE PORTFOLIO SEEKS TO MAXIMIZE EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE FOUND. INVESTMENTS ARE MADE IN U.S. GOVERNMENT SECURITIES WITH A MAXIMUM MATURITY OF TWO YEARS.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Merrill Lynch 1-3 Year Government Index courtesy of Merrill Lynch.
[END SIDE NOTE]

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2002

    The performance for the U.S. equity market for the period under review was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks, and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" status is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

    Of the two factors, the value/growth distinction was the more significant during the year ended November 30, 2002. Value stocks experienced losses, while growth stocks turned in unusually weak results.

            % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
            -------------------------------------------
                                                         TOTAL
INDEX                                                   RETURNS
-----                                               ---------------
Russell 3000 Value Index..........................           -9.03%
Russell 3000 Growth Index.........................          -22.53%

    To a lesser extent, results were also a function of company size: small company stocks outperformed large company stocks.

            % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
            -------------------------------------------
                                                         TOTAL
INDEX                                                   RETURNS
-----                                               ---------------
Russell 2000 Index (small companies)..............          -10.60%
Russell 1000 Index (large companies)..............          -16.06%

    When the value and growth sectors are analyzed by size, the distinction in performance is even more clearly illustrated. Small value companies performed the best, while large growth stocks performed the worst:

            % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
            -------------------------------------------
                                                         TOTAL
INDEX                                                   RETURNS
-----                                               ---------------
Russell 2000 Value Index (small value
  companies)......................................           -1.80%
Russell 1000 Value Index (large value
  companies)......................................           -9.61%
Russell 2000 Growth Index (small growth
  companies)......................................          -20.43%
Russell 1000 Growth Index (large growth
  companies)......................................          -22.68%

--------------
Source: Frank Russell Co.

    Differences in returns for the various Dimensional U.S. equity funds over this period were primarily attributable to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc., the fund's investment adviser (the "Advisor"), generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in periods when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperforming these benchmarks.

MASTER-FEEDER STRUCTURE

    Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, those portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks, bonds and/or other securities.

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

AAM/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

    The AAM/DFA US High Book to Market Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to closely track a specific equity index. The Master Fund held 228 stocks as of November 30, 2002, and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 2.0% of Fund assets.

    As a result of the Portfolio's diversified approach, performance was principally determined by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2002, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth issues. Total returns were -16.51% for the S&P 500-Registered Trademark- Index, and -9.61% for the Russell 1000 Value Index. Total return for the AAM/DFA U.S. High Book to Market Portfolio over this period was -8.86%.

FIXED INCOME MARKET REVIEW                          YEAR ENDED NOVEMBER 30, 2002

    During the period under review, interest rates fell to their lowest levels in decades, and the Federal Reserve cut the target rate for federal funds to 1.25%, the lowest since 1961. Yields on ten-year U.S. Treasury notes fell below 4% in September and October 2002, reaching levels not seen since 1963. The three-month London Interbank Offered Rate ("LIBOR"), a widely-used benchmark of short-term interest rates, fell 60 basis points during the period under review, while the yield on 10-year U.S. Treasury notes fell 52 basis points. The shape of the yield curve, however, changed little. Throughout the period under review, it remained upwardly-sloped, with yields on long-term instruments exceeding yields on short-term instruments.

                                     11/30/01  11/30/02      CHANGE
                                     --------  --------  --------------
Three-month LIBOR..................    2.03%     1.43%           -0.60%
10-Year U.S. Treasury note yield...    4.73%     4.21%           -0.52%

--------------
Source: THE WALL STREET JOURNAL

    There is generally an inverse relationship between interest rates and bond prices such that bond prices rise when interest rates fall. As a result, total return on fixed income strategies during the period under review was principally determined by the average maturity of securities in the respective Portfolio. Intermediate-term instruments outperformed short-term securities: for the twelve-month period ending November 30, 2002, total returns were 1.84% for three-month U.S. Treasury bills*, 5.08% for the Merrill Lynch 1-3 Year Government/Corporate Index, and 7.13% for the Lehman Intermediate Government Index.
--------------
*Source: Stocks, Bonds, Bills and Inflation Yearbook-TM-, Ibbotson & Sinquefield

    The Advisor's fixed income approach is based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher yields associated with the longer maturities. As yield curves in both the United States and major international bond markets were generally upwardly-sloped during the period under review, the weighted average maturity of the Portfolios generally favored the longer end of their respective maturity ranges.

FIXED INCOME PORTFOLIO PERFORMANCE OVERVIEW

AAM/DFA TWO-YEAR FIXED INCOME PORTFOLIO

    The AAM/DFA Two-Year Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of high quality U.S. issued, dollar-denominated fixed income securities maturing in two years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. Average maturity of the Master Fund decreased from 1.54 years on November 30, 2001, to
1.50 years on November 30, 2002. For the year ended November 30, 2002, total returns were 4.95% for the AAM/DFA Two-Year Fixed Income Portfolio and 5.08% for the Merrill Lynch 1-3 Year Government/Corporate Index. The Portfolio was essentially fully invested in fixed income securities throughout the period under review: cash equivalents averaged less than 1.0% of Portfolio assets.

AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO

    The AAM/DFA Two-Year Government Portfolio seeks to maximize risk-adjusted total returns from a universe of debt obligations of the U.S. government and U.S. government agencies maturing in two years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. Average maturity of the Portfolio decreased from 1.53 years on November 30, 2001 to 1.49 years on November 30, 2002. For the year ended November 30, 2002, total returns were 4.73% for the AAM/DFA Two-Year Government Portfolio and 5.08% for the Merrill Lynch 1-3 Year Government Index. The Portfolio was essentially fully invested in fixed income securities throughout the period under review: cash equivalents averaged less than 1.0% of Portfolio assets.

                       DIMENSIONAL INVESTMENT GROUP INC.

                   AAM/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Large Cap Value Series of
  The DFA Investment Trust Company (5,485,228
  Shares, Cost $73,050)++ at Value+...............  $  71,363
Receivables:
  Investment Securities Sold......................         92
  Fund Shares Sold................................        137
Prepaid Expenses and Other Assets.................          1
                                                    ---------
    Total Assets..................................     71,593
                                                    ---------

LIABILITIES:
Payables:
  Fund Shares Redeemed............................        229
  Due to Advisor..................................          1
Accrued Expenses and Other Liabilities............         27
                                                    ---------
    Total Liabilities.............................        257
                                                    ---------
NET ASSETS........................................  $  71,336
                                                    =========
SHARES OUTSTANDING, $.01 PAR VALUE (Authorized
  200,000,000)....................................  8,159,194
                                                    =========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $    8.74
                                                    =========

--------------

  +  See Note B to Financial Statements.
 ++  The cost for federal income tax purposes is $82,801.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                    AAM/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 2002

                                           FACE
                                          AMOUNT      VALUE+
                                          ------      ------
                                          (000)
AGENCY OBLIGATIONS -- (51.5%)
Federal Home Loan Bank
    4.875%, 04/16/04....................  $6,000    $ 6,243,126
Federal Home Loan Mortgage Corporation
    3.000%, 07/15/04....................  3,000       3,043,206
    4.500%, 08/15/04....................  9,000       9,353,043
Federal National Mortgage Association
    3.625%, 04/15/04....................  6,200       6,345,303
    6.500%, 08/15/04....................  4,500       4,826,174
Student Loan Marketing Association
    4.750%, 04/23/04....................  9,000       9,352,647
    5.000%, 06/30/04....................  3,000       3,136,662
                                                    -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $41,691,135)....................             42,300,161
                                                    -----------
BONDS -- (47.1%)
Asian Development Bank Corporate Bonds
    5.500%, 04/23/04....................  2,600       2,717,455
Bank of America Corp. Corporate Bonds
    5.750%, 03/01/04....................  2,500       2,610,315
Bell Atlantic New Jersey, Inc. Corporate
  Bonds
    5.875%, 02/01/04....................  2,700       2,785,838
Dupont (E.I.) de Nemours & Co., Inc.
  Corporate Bonds
    8.125%, 03/15/04....................  2,500       2,688,617
European Investment Bank Corporate Bonds
    4.750%, 04/26/04....................  2,600       2,686,068
Heller Financial, Inc. Corporate Bonds
    6.000%, 03/19/04....................  2,500       2,617,157
Inter-American Development Bank
  Corporate Bonds
    3.875%, 09/27/04....................  2,400       2,467,786
JP Morgan Chase & Co. Corporate Bonds
    5.750%, 02/25/04....................  2,600       2,706,384
KFW International Finance, Inc.
  Corporate Bonds
    3.750%, 10/01/04....................  2,400       2,454,744
Landesbank Baden-Wuerttemberg Corporate
  Bonds
    7.875%, 04/15/04....................  2,500       2,685,978
                                           FACE
                                          AMOUNT      VALUE+
                                          ------      ------
                                          (000)
Norwest Financial, Inc.
    6.625%, 07/15/04....................  $2,000    $ 2,134,544
Oesterreichische Kontrollbank Corporate
  Bonds
    3.625%, 10/18/04....................  2,400       2,459,146
Salomon Smith Barney HLD
    7.200%, 02/01/04....................  2,500       2,642,088
Wal-Mart Stores, Inc.
    6.550%, 08/10/04....................  2,400       2,567,815
World Bank (International Bank for
  Reconstruction & Development)
  Corporate Bonds
    3.500%, 10/22/04....................  2,400       2,456,928
                                                    -----------
TOTAL BONDS
  (Cost $38,323,793)....................             38,680,863
                                                    -----------
TEMPORARY CASH INVESTMENTS -- (0.4%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $353,000 FMC
   Discount Notes 1.30%, 1/08/03, valued
   at $352,559) to be repurchased at
   347,035
   (Cost $347,000)......................    347         347,000
                                                    -----------
TOTAL INVESTMENTS -- (99.0%)
  (Cost $80,361,928)++..................             81,328,024
                                                    -----------
OTHER ASSETS AND LIABILITIES -- (1.0%)
Interest Receivable.....................                876,118
Payable to Advisor                                      (10,509)
Other Liabilities in Excess of Other
  Assets................................                 (9,579)
                                                    -----------
                                                        856,030
                                                    -----------
NET ASSETS -- (100.0%) Applicable to
7,904,364 Outstanding $.01 Par Value
Shares (200,000,000 Shares
Authorized).............................            $82,184,054
                                                    ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE.........................            $     10.40
                                                    ===========

--------------------

  +  See Note B to Financial Statements.
 ++  The cost for federal income tax purposes is $80,361,928.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 2002

                                             FACE
                                            AMOUNT          VALUE+
                                            ------          ------
                                            (000)
AGENCY OBLIGATIONS -- (98.4%)
Federal Farm Credit Bank
    2.375%, 10/01/04....................   $15,500        $15,525,808
Federal Home Loan Bank
    5.375%, 01/05/04....................    10,000         10,400,450
    5.250%, 02/13/04....................    10,000         10,410,030
Student Loan Marketing Association
    4.750%, 04/23/04....................    20,000         20,783,660
    5.000%, 06/30/04....................     1,000          1,045,554
Tennessee Valley Authority
    4.750%, 07/15/04....................    25,000         26,020,200
                                                          -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $83,210,553)....................                   84,185,702
                                                          -----------
TEMPORARY CASH INVESTMENTS -- (0.4%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by FMC $359,000
   Discount Notes 1.30%, 1/08/03, valued
   at $358,551) to be repurchased at
   $353,036
   (Cost $353,000)......................       353            353,000
                                                          -----------
TOTAL INVESTMENTS -- (98.8%) (Cost
  $83,563,553)++........................                   84,538,702
                                                          -----------
                                             FACE
                                            AMOUNT          VALUE+
                                            ------          ------
                                            (000)
OTHER ASSETS AND
  LIABILITIES -- (1.2%)
  Interest Receivable...................                  $ 1,032,440
  Payable to Advisor....................                      (10,920)
  Other Assets in Excess of Other
     Liabilities........................                       48,455
                                                          -----------
                                                            1,069,975
                                                          -----------
  NET ASSETS -- (100.0%)
     Applicable to 8,183,616 Outstanding
     $.01 Par Value Shares (200,000,000
     Shares Authorized).................                  $85,608,677
                                                          ===========
  NET ASSET VALUE, OFFERING
     AND REDEMPTION PRICE
     PER SHARE..........................                  $     10.46
                                                          ===========

--------------------

  +  See Note B to Financial Statements.
 ++  The cost for federal income tax purposes is $83,563,553.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

                                       AAM/DFA
                                      U.S. HIGH      AAM/DFA       AAM/DFA
                                       BOOK TO       TWO-YEAR      TWO-YEAR
                                        MARKET     FIXED INCOME   GOVERNMENT
                                      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                     ------------  ------------  ------------
INVESTMENT INCOME
  Interest.........................            --  $      3,169  $      3,059
  Income Distributions Received
    from The DFA Investment Trust
    Company........................  $      1,059            --            --
                                     ------------  ------------  ------------
    Total Investment Income........         1,059         3,169         3,059
                                     ------------  ------------  ------------
EXPENSES
  Investment Advisory Services.....            --           138           142
  Administrative Services..........             8            --            --
  Accounting & Transfer Agent
    Fees...........................             3            48            50
  Client Service Fees..............           116            74            76
  Custodian Fees...................            --             8             8
  Legal Fees.......................             5             9             6
  Audit Fees.......................             2            16            17
  Filing Fees......................            18            16            15
  Shareholders' Reports............            13            10            11
  Directors' Fees and Expenses.....             1             1            --
  Other............................             1             5             3
                                     ------------  ------------  ------------
    Total Expenses.................           167           325           328
                                     ------------  ------------  ------------
  NET INVESTMENT INCOME (LOSS).....           892         2,844         2,731
                                     ------------  ------------  ------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENT
  SECURITIES
  Net Realized Gain (Loss) on
    Investment Securities Sold.....          (459)        1,991         2,768
  Change in Unrealized Appreciation
    (Depreciation) of
    Investment Securities..........        (5,771)         (436)       (1,160)
                                     ------------  ------------  ------------
  NET GAIN (LOSS) ON INVESTMENT
    SECURITIES.....................        (6,230)        1,555         1,608
                                     ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................  $     (5,338) $      4,399  $      4,339
                                     ============  ============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                AAM/DFA             AAM/DFA             AAM/DFA
                               U.S. HIGH            TWO-YEAR            TWO-YEAR
                             BOOK TO MARKET          FIXED             GOVERNMENT
                               PORTFOLIO        INCOME PORTFOLIO       PORTFOLIO
                           ------------------  ------------------  ------------------
                             YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                            ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                           NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                             2002      2001      2002      2001      2002      2001
                           --------  --------  --------  --------  --------  --------
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment Income
    (Loss)...............  $    892  $  1,751  $  2,844  $  5,112  $  2,731  $  5,026
  Capital Gain
    Distributions
    Received from The DFA
    Investment Trust
    Company..............        --    11,954        --        --        --        --
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......      (459)   (1,108)    1,991       208     2,768     1,111
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment
      Securities.........    (5,771)      937      (436)    1,570    (1,160)    2,083
                           --------  --------  --------  --------  --------  --------
  Net Increase (Decrease)
    in Net Assets
    Resulting from
    Operations...........    (5,338)   13,534     4,399     6,890     4,339     8,220
                           --------  --------  --------  --------  --------  --------
Distributions From:
  Net Investment
    Income...............    (1,022)   (1,895)   (3,183)   (5,918)   (3,205)   (5,792)
  Net Short-Term Gains...        --      (550)       --        --      (314)       --
  Net Long-Term Gains....   (11,233)  (18,027)       --        --      (117)       --
                           --------  --------  --------  --------  --------  --------
    Total
      Distributions......   (12,255)  (20,472)   (3,183)   (5,918)   (3,636)   (5,792)
                           --------  --------  --------  --------  --------  --------
Capital Share
  Transactions (1):
  Shares Issued..........    24,066     9,544    10,956     7,920    11,205    13,052
  Shares Issued in Lieu
    of Cash
    Distributions........    11,993    20,051     3,020     5,638     3,460     5,653
  Shares Redeemed........   (46,377)  (53,417)  (38,664)  (28,476)  (38,181)  (35,052)
                           --------  --------  --------  --------  --------  --------
  Net Increase (Decrease)
    from Capital Share
    Transactions.........   (10,318)  (23,822)  (24,688)  (14,918)  (23,516)  (16,347)
                           --------  --------  --------  --------  --------  --------
    Total Increase
      (Decrease).........   (27,911)  (30,760)  (23,472)  (13,946)  (22,813)  (13,919)
NET ASSETS
  Beginning of Period....    99,247   130,007   105,656   119,602   108,422   122,341
                           --------  --------  --------  --------  --------  --------
  End of Period..........  $ 71,336  $ 99,247  $ 82,184  $105,656  $ 85,609  $108,422
                           ========  ========  ========  ========  ========  ========
(1) SHARES ISSUED AND
  REDEEMED:
    Shares Issued........     2,749       841     1,067       782     1,085     1,287
    Shares Issued in Lieu
      of Cash
      Distributions......     1,252     1,909       297       563       339       564
    Shares Redeemed......    (4,725)   (4,575)   (3,768)   (2,819)   (3,694)   (3,470)
                           --------  --------  --------  --------  --------  --------
                               (724)   (1,825)   (2,404)   (1,474)   (2,270)   (1,619)
                           ========  ========  ========  ========  ========  ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                   AAM/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             YEAR       YEAR       YEAR       YEAR       YEAR
                             ENDED      ENDED      ENDED      ENDED      ENDED
                           NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                             2002       2001       2000       1999       1998
                           ---------  ---------  ---------  ---------  ---------
Net Asset Value,
  Beginning of Period....   $ 11.17    $ 12.14   $  13.82   $  13.99   $  13.12
                            -------    -------   --------   --------   --------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............      0.12       0.25       0.22       0.24       0.21
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......     (0.98)      0.90       0.12       0.35       1.27
                            -------    -------   --------   --------   --------
Total from Investrment
  Operations.............     (0.86)      1.15       0.34       0.59       1.48
                            -------    -------   --------   --------   --------
LESS DISTRIBUTIONS
  Net Investment
    Income...............     (0.13)     (0.25)     (0.21)     (0.25)     (0.21)
  Net Realized Gains.....     (1.44)     (1.87)     (1.81)     (0.51)     (0.40)
                            -------    -------   --------   --------   --------
Total Distributions......     (1.57)     (2.12)     (2.02)     (0.76)     (0.61)
                            -------    -------   --------   --------   --------
Net Asset Value, End of
  Period.................   $  8.74    $ 11.17   $  12.14   $  13.82   $  13.99
                            =======    =======   ========   ========   ========
Total Return.............     (8.86)%    10.74%      2.82%      4.44%     11.78%
Net Assets, End of Period
  (thousands)............   $71,336    $99,247   $130,007   $118,923   $145,278
Ratio of Expenses to
  Average Net
  Assets (1).............      0.36%      0.36%      0.37%      0.35%      0.33%
Ratio of Net Investment
  Income to Average Net
  Assets.................      1.15%      1.53%      1.92%      1.56%      1.54%
Portfolio Turnover
  Rate...................       N/A        N/A        N/A        N/A        N/A
Portfolio Turnover Rate
  of Master Fund
  Series.................         9%         6%        26%        43%        25%

--------------

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                    AAM/DFA TWO-YEAR FIXED INCOME PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                              YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED
                            NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------
Net Asset Value,
  Beginning of Period....    $ 10.25     $  10.15     $  10.09     $  10.19     $  10.23
                             -------     --------     --------     --------     --------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............       0.32         0.47         0.58         0.51         0.55
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......       0.18         0.16         0.03        (0.07)          --
                             -------     --------     --------     --------     --------
Total from Investrment
  Operations.............       0.50         0.63         0.61         0.44         0.55
                             -------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment
    Income...............      (0.35)       (0.53)       (0.55)       (0.52)       (0.59)
  Net Realized Gains.....         --           --           --        (0.02)          --
                             -------     --------     --------     --------     --------
Total Distributions......      (0.35)       (0.53)       (0.55)       (0.54)       (0.59)
                             -------     --------     --------     --------     --------
Net Asset Value, End of
  Period.................    $ 10.40     $  10.25     $  10.15     $  10.09     $  10.19
                             =======     ========     ========     ========     ========
Total Return.............       4.95%        6.46%        6.29%        4.42%        5.64%
Net Assets, End of Period
  (thousands)............    $82,184     $105,656     $119,602     $138,612     $158,586
Ratio of Expenses to
  Average Net Assets.....       0.35%        0.35%        0.34%        0.33%        0.31%
Ratio of Net Investment
  Income to Average Net
  Assets.................       3.09%        4.63%        5.72%        5.00%        5.43%
Portfolio Turnover
  Rate...................        131%          58%          24%          46%          16%

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                     AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                              YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED
                            NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------
Net Asset Value,
  Beginning of Period....    $ 10.37     $  10.13     $  10.05     $  10.19     $  10.20
                             -------     --------     --------     --------     --------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............       0.31         0.47         0.58         0.49         0.53
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......       0.16         0.29         0.03        (0.07)        0.02
                             -------     --------     --------     --------     --------
Total from Investment
  Operations.............       0.47         0.76         0.61         0.42         0.55
                             -------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment
    Income...............      (0.34)       (0.52)       (0.53)       (0.52)       (0.55)
  Net Realized Gains.....      (0.04)          --           --        (0.04)       (0.01)
                             -------     --------     --------     --------     --------
Total Distributions......      (0.38)       (0.52)       (0.53)       (0.56)       (0.56)
                             -------     --------     --------     --------     --------
Net Asset Value, End of
  Period.................    $ 10.46     $  10.37     $  10.13     $  10.05     $  10.19
                             =======     ========     ========     ========     ========
Total Return.............       4.73%        7.79%        6.23%        4.19%        5.54%
Net Assets, End of Period
  (thousands)............    $85,609     $108,422     $122,341     $114,742     $127,486
Ratio of Expenses to
  Average Net Assets.....       0.35%        0.34%        0.34%        0.34%        0.32%
Ratio of Net Investment
  Income to Average Net
  Assets.................       2.88%        4.57%        5.82%        4.86%        5.17%
Portfolio Turnover
  Rate...................        165%         113%          90%          64%          70%

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios (the "Portfolios"), of which three are presented in this report.

    Effective April 1, 2002, the AAM/DFA Two-Year Corporate Fixed Income Portfolio changed its name. It is now known as the AAM/DFA Two-Year Fixed Income Portfolio.

    The AAM/DFA U.S. High Book to Market Portfolio ("Feeder Fund") invests all of its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At November 30, 2002, the Portfolio owned 4% of the outstanding shares of the Series.

    The financial statements of the Series is included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The shares of The U.S. Large Cap Value Series held by the AAM/DFA U.S. High Book to Market Portfolio are valued at its respective daily net asset value. Securities held by the AAM/DFA Two-Year Fixed Income Portfolio and the AAM/DFA Two-Year Government Portfolio are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are approved in good faith at fair value using methods approved by the Board of Directors.

    2. REPURCHASE AGREEMENTS: The AAM/DFA Two-Year Fixed Income Portfolio and the AAM/DFA Two-Year Government Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 29, 2002.

    3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

    4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to the Portfolios or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

    5. RECLASSIFICATION: Distributions of net gains on the Statements of Changes in Net Assets from the prior year have been reclassified to conform to the present year presentation.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to one of the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to two of the Portfolios. For the year ended November 30, 2002, the Portfolio's administrative fees or advisory fees, respectively, were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets for each Portfolio.

                                          ADMINISTRATIVE FEES  ADVISORY FEES
                                          -------------------  -------------
AAM/DFA U.S. High Book to Market
  Portfolio.............................            0.01%              --
AAM/DFA Two-Year Fixed Income
  Portfolio.............................              --             0.15%
AAM/DFA Two-Year Government Portfolio...              --             0.15%

    In addition, pursuant to a Client Service Agreement with Assante Asset Management, Inc. ("Assante"), the Portfolios pay to Assante fees at the following effective annual rates of their average daily net assets for each Portfolio.

AAM/DFA U.S. High Book to Market Portfolio........  0.15%
AAM/DFA Two-Year Fixed Income Portfolio...........  0.08%
AAM/DFA Two-Year Government Portfolio.............  0.08%

    Until March 26, 1999, these fees were 0.09%, 0.04% and 0.04%, respectively, for each Portfolio.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

    At November 30, 2002, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

AAM/DFA U.S. High Book to Market Portfolio........  $340
AAM/DFA Two-Year Fixed Income Portfolio...........   397
AAM/DFA Two-Year Government Portfolio.............   408

E. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2002, the following portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                  U.S. GOVERNMENT     OTHER INVESTMENT
                                    SECURITIES           SECURITIES
                                -------------------  -------------------
                                PURCHASES   SALES    PURCHASES   SALES
                                ---------  --------  ---------  --------
AAM/DFA Two-Year Fixed Income
  Portfolio...................        --         --  $118,368   $140,869
AAM/DFA Two-Year Government
  Portfolio...................  $155,166   $180,154        --         --

F. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since it is each Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from generally accepted accounting principles, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Components of Net Assets.

    At November 30, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                     GROSS UNREALIZED  GROSS UNREALIZED
                                       APPRECIATION      DEPRECIATION        NET
                                     ----------------  ----------------  -----------
AAM/DFA U.S. High Book to Market
  Portfolio........................           --           $(11,438)      $(11,438)
AAM/DFA Two-Year Fixed Income
  Portfolio........................       $1,026                (60)           966
AAM/DFA Two-Year Government
  Portfolio........................        1,069                (94)           975

G. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Portfolios during the year ended November 30, 2002.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2003. There were no borrowings under the line of credit by the Portfolios with the international custodian bank for the year ended November 30, 2002.

H. COMPONENTS OF NET ASSETS:

    At November 30, 2002, net assets consisted of (amounts in thousands):

                                     AAM/DFA U.S.    AAM/DFA      AAM/DFA
                                     HIGH BOOK TO    TWO-YEAR     TWO-YEAR
                                        MARKET     FIXED INCOME  GOVERNMENT
                                      PORTFOLIO     PORTFOLIO    PORTFOLIO
                                     ------------  ------------  ----------
Paid-in Capital....................    $81,832       $78,854      $81,267
Accumulated Net Investment Income
  (Loss)...........................        176           619          611
Accumulated Net Realized Gain
  (Loss)...........................     (8,985)        1,745        2,756
Accumulated Appreciation
  (Depreciation) of Investment
  Securities.......................     (1,687)          966          975
                                       -------       -------      -------
    Total Net Assets...............    $71,336       $82,184      $85,609
                                       =======       =======      =======

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities of AAM/DFA U.S. High Book to Market Portfolio and the statements of net assets of AAM/DFA Two-Year Fixed Income Portfolio (previously AAM/DFA Two-Year Corporate Fixed Income Portfolio) and AAM/DFA Two-Year Government Portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AAM/DFA U.S. High Book to Market Portfolio, AAM/DFA Two-Year Fixed Income Portfolio and AAM/DFA Two-Year Government Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at November 30, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian and transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2003

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHART

--------------------------------------------------------------------------------
AAM/DFA INTERNATIONAL HIGH BOOK-TO-MARKET PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
JULY 1993-NOVEMBER 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

             AAM/DFA
        INTERNATIONAL HIGH
          BOOK-TO-MARKET    MSCI EAFE INDEX
            PORTFOLIO       (NET DIVIDENDS)
                   $10,000          $10,000
Jul-93             $10,383          $10,350
Aug-93             $10,983          $10,909
Sep-93             $10,777          $10,663
Oct-93             $11,046          $10,992
Nov-93             $10,291          $10,031
Dec-93             $11,111          $10,755
Jan-94             $12,045          $11,664
Feb-94             $11,921          $11,632
Mar-94             $11,599          $11,130
Apr-94             $11,983          $11,602
May-94             $12,056          $11,536
Jun-94             $12,191          $11,699
Jul-94             $12,430          $11,812
Aug-94             $12,617          $12,092
Sep-94             $12,170          $11,711
Oct-94             $12,679          $12,101
Nov-94             $12,011          $11,519
Dec-94             $12,085          $11,592
Jan-95             $11,602          $11,147
Feb-95             $11,570          $11,115
Mar-95             $12,253          $11,808
Apr-95             $12,632          $12,252
May-95             $12,558          $12,106
Jun-95             $12,433          $11,893
Jul-95             $13,126          $12,634
Aug-95             $12,675          $12,153
Sep-95             $12,748          $12,390
Oct-95             $12,506          $12,056
Nov-95             $12,845          $12,391
Dec-95             $13,471          $12,891
Jan-96             $13,599          $12,944
Feb-96             $13,684          $12,988
Mar-96             $13,877          $13,264
Apr-96             $14,413          $13,650
May-96             $14,273          $13,399
Jun-96             $14,326          $13,474
Jul-96             $13,941          $13,081
Aug-96             $13,994          $13,110
Sep-96             $14,240          $13,458
Oct-96             $14,100          $13,321
Nov-96             $14,721          $13,851
Dec-96             $14,534          $13,672
Jan-97             $14,038          $13,194
Feb-97             $14,170          $13,410
Mar-97             $14,214          $13,459
Apr-97             $14,137          $13,530
May-97             $15,216          $14,411
Jun-97             $15,866          $15,205
Jul-97             $16,086          $15,451
Aug-97             $15,029          $14,297
Sep-97             $15,579          $15,097
Oct-97             $14,765          $13,938
Nov-97             $14,137          $13,796
Dec-97             $14,075          $13,916
Jan-98             $14,922          $14,552
Feb-98             $15,895          $15,486
Mar-98             $16,606          $15,963
Apr-98             $16,652          $16,089
May-98             $16,800          $16,010
Jun-98             $16,641          $16,132
Jul-98             $16,824          $16,295
Aug-98             $14,625          $14,276
Sep-98             $13,835          $13,839
Oct-98             $15,209          $15,281
Nov-98             $15,874          $16,064
Dec-98             $16,182          $16,698
Jan-99             $15,853          $16,648
Feb-99             $15,454          $16,252
Mar-99             $16,404          $16,929
Apr-99             $17,378          $17,615
May-99             $16,499          $16,708
Jun-99             $17,238          $17,360
Jul-99             $17,848          $17,875
Aug-99             $18,025          $17,941
Sep-99             $18,085          $18,122
Oct-99             $18,003          $18,793
Nov-99             $17,944          $19,445
Dec-99             $18,832          $21,191
Jan-00             $17,380          $19,846
Feb-00             $16,937          $20,379
Mar-00             $17,872          $21,170
Apr-00             $17,404          $20,057
May-00             $17,736          $19,567
Jun-00             $18,967          $20,332
Jul-00             $18,352          $19,480
Aug-00             $18,512          $19,650
Sep-00             $17,970          $18,693
Oct-00             $17,835          $18,252
Nov-00             $17,810          $17,567
Dec-00             $18,804          $18,191
Jan-01             $18,832          $18,182
Feb-01             $18,259          $16,818
Mar-01             $17,142          $15,696
Apr-01             $18,037          $16,787
May-01             $17,898          $16,195
Jun-01             $17,563          $15,532
Jul-01             $17,200          $15,250
Aug-01             $17,437          $14,864
Sep-01             $15,215          $13,358
Oct-01             $15,299          $13,700
Nov-01             $15,858          $14,206
Dec-01             $15,923          $14,290
Jan-02             $15,580          $13,531
Feb-02             $15,752          $13,625
Mar-02             $16,731          $14,363
Apr-02             $17,292          $14,457
May-02             $17,868          $14,641
Jun-02             $17,369          $14,058
Jul-02             $15,580          $12,671
Aug-02             $15,565          $12,642
Sep-02             $13,714          $11,284
Oct-02             $14,102          $11,890
Nov-02             $14,941          $12,430

         ANNUALIZED                                                    FROM
         TOTAL RETURN (%)            ONE YEAR       FIVE YEARS       JULY 1993
         ---------------------------------------------------------------------
                                      -5.78           1.11             4.36

[SIDE NOTE]

- THE PORTFOLIO INVESTS IN THE DFA INTERNATIONAL VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN COMPANIES WITH MARKET CAPITALIZATION OF AT LEAST $800 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF LARGE PUBLICLY TRADED NON-U.S. COMPANIES. COUNTRY WEIGHTINGS REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.
[END SIDE NOTE]

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               AAM/DFA PORTFOLIOS
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2002

    International equity markets were generally weak for the period under review. Expressed in local currencies, prices fell in all of the ten largest country constituents of the MSCI EAFE Index, and losses exceeded 15% in seven of the ten largest markets. Net returns were enhanced by strength in the euro, Swiss franc, British pound, Australian dollar and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was -20.37% in local currency and -12.50% in U.S. dollars.

               % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
               -------------------------------------------
                                          LOCAL CURRENCY     U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                 RETURN           RETURN
-----------------------------             ---------------  ---------------
United Kingdom..........................          -17.94%          -10.45%
Japan...................................          -14.39%          -13.97%
France..................................          -24.39%          -16.02%
Switzerland.............................          -15.06%           -5.70%
Germany.................................          -32.59%          -25.10%
Netherlands.............................          -22.22%          -13.58%
Australia...............................           -4.80%            2.76%
Italy...................................          -13.29%           -3.67%
Spain...................................          -19.85%          -10.95%
Sweden..................................          -31.66%          -19.47%

--------------
Source: Morgan Stanley Capital International

    Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

    % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002 (U.S. DOLLARS)
    ----------------------------------------------------------
                                                         TOTAL
INDEX                                                   RETURNS
-----                                               ---------------
MSCI EAFE Small Cap Index (price-only)............          -10.16%
Salomon Extended Market Index -- EPAC (small
  companies)......................................           -7.13%
MSCI EAFE Value Index (net dividends).............          -11.54%
MSCI EAFE Index (net dividends)...................          -12.50%
MSCI EAFE Growth Index (net dividends)............          -13.52%

INTERNATIONAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

    The AAM/DFA International High Book to Market Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to closely track a specific equity index. The Master Fund held 531 stocks in twenty-one developed country markets, as of November 30, 2002, and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 2.5% of Fund assets.

    As a result of the Portfolio's diversified approach, performance was principally determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2002, value stocks outperformed growth stocks in international markets, mirroring a trend observed in the United States. Total returns were -12.50% for the MSCI EAFE Index (net dividends), -13.52% for the MSCI EAFE Growth Index (net dividends), and -11.54% for the MSCI EAFE Value Index (net dividends). Total return for the AAM/DFA International High Book to Market Portfolio over this period was -5.76%.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series
  of The DFA Investment Trust Company (9,556,515
  Shares, Cost $85,250)++ at Value+...............  $  89,162
Receivables:
  Investment Securities Sold......................        229
  Fund Shares Sold................................         95
Prepaid Expenses and Other Assets.................          1
                                                    ---------
    Total Assets..................................     89,487
                                                    ---------
LIABILITIES:
Payables:
  Fund Shares Redeemed............................        324
  Due to Advisor..................................          1
Accrued Expenses and Other Liabilities............         22
                                                    ---------
    Total Liabilities.............................        347
                                                    ---------
NET ASSETS........................................  $  89,140
                                                    =========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000)........................  9,271,778
                                                    =========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $    9.61
                                                    =========

NET ASSETS CONSIST OF:
Paid-in Capital...................................  $  87,244
Accumulated Net Investment Income (Loss)..........      2,094
Accumulated Net Realized Gain (Loss)..............     (4,110)
Unrealized Appreciation (Depreciation) of
  Investment Securities...........................      3,912
                                                    ---------
    Total Net Assets..............................  $  89,140
                                                    =========

--------------

  +  See Note B to Financial Statements.
 ++  The cost for federal income tax purposes is $90,516.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Income Distributions Received from
    The DFA Investment Trust Company........................  $  2,642
                                                              --------
EXPENSES
  Administrative Services...................................        11
  Accounting & Transfer Agent Fees..........................         9
  Client Service Fees.......................................       210
  Legal Fees................................................         2
  Audit Fees................................................         1
  Filing Fees...............................................        18
  Shareholders' Reports.....................................        13
  Directors' Fees and Expenses..............................         1
                                                              --------
        Total Expenses......................................       265
                                                              --------
  NET INVESTMENT INCOME (LOSS)..............................     2,377
                                                              --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Capital Gain Distributions Received from The DFA
    Investment Trust Company................................       314
  Net Realized Gain (Loss) on Investment Securities Sold....      (160)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................    (6,336)
                                                              --------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES..................    (6,182)
                                                              --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $ (3,805)
                                                              ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                            YEAR      YEAR
                                           ENDED     ENDED
                                          NOV. 30,  NOV. 30,
                                            2002      2001
                                          --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........  $  2,377  $  3,771
  Capital Gain Distributions Received
    from The DFA Investment Trust
    Company.............................       314     6,840
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................      (160)    1,510
  Change in Unrealized Appreciation
    (Depreciation) of
    Investment Securities...............    (6,336)  (31,583)
                                          --------  --------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations....................    (3,805)  (19,462)
                                          --------  --------
Distributions From:
  Net Investment Income.................    (3,640)   (4,400)
  Net Short-Term Gains..................      (166)     (206)
  Net Long-Term Gains...................    (8,520)  (18,877)
                                          --------  --------
        Total Distributions.............   (12,326)  (23,483)
                                          --------  --------
Capital Share Transactions (1):
  Shares Issued.........................    25,692    16,500
  Shares Issued in Lieu of Cash
    Distributions.......................    12,326   (23,483)
  Shares Redeemed.......................   (73,805)  (65,103)
                                          --------  --------
      Net Increase (Decrease) from
        Capital Share Transactions......   (35,787)  (25,120)
                                          --------  --------
      Total Increase (Decrease).........   (51,918)  (68,065)
NET ASSETS
  Beginning of Year.....................   141,058   209,123
                                          --------  --------
  End of Year...........................  $ 89,140  $141,058
                                          ========  ========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................     2,628     1,322
    Shares Issued in Lieu of Cash
      Distributions.....................     1,222     1,808
    Shares Redeemed.....................    (7,002)   (5,155)
                                          --------  --------
                                            (3,152)   (2,025)
                                          ========  ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
              AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                              YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED
                            NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------
Net Asset Value,
  Beginning of Period....    $ 11.35     $  14.47     $  15.29     $  13.86     $  12.84
                             -------     --------     --------     --------     --------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............       0.30         0.32         0.30         0.35         0.30
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......      (0.90)       (1.68)       (0.39)        1.42         1.21
                             -------     --------     --------     --------     --------
Total from Investment
  Operations.............      (0.60)       (1.36)       (0.09)        1.77         1.51
                             -------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment
    Income...............      (0.34)       (0.33)       (0.32)       (0.29)       (0.27)
  Net Realized Gains.....      (0.80)       (1.43)       (0.41)       (0.05)       (0.22)
                             -------     --------     --------     --------     --------
Total Distributions......      (1.14)       (1.76)       (0.73)       (0.34)       (0.49)
                             -------     --------     --------     --------     --------
Net Asset Value, End of
  Period.................    $  9.61     $  11.35     $  14.47     $  15.29     $  13.86
                             =======     ========     ========     ========     ========
Total Return.............      (5.76)%     (10.97)%      (0.75)%      13.03%       12.28%
Net Assets, End of Period
  (thousands)............    $89,140     $141,058     $209,123     $259,693     $286,790
Ratio of Expenses to
  Average Net
  Assets (1).............       0.54%        0.52%        0.52%        0.50%        0.46%
Ratio of Net Investment
  Income to Average Net
  Assets.................       2.15%        2.14%        1.85%        2.20%        2.10%
Portfolio Turnover
  Rate...................        N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate
  of Master Fund
  Series.................         18%           6%           9%           6%          15%

--------------

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers forty portfolios, of which the AAM/DFA International High Book to Market Portfolio ("Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 2002, the Portfolio owned 8% of the outstanding shares of the Series.

    The financial statements of the Series are included elsewhere in this report and should be read in conjunction with these financial statements.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2002, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $492.

    3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

    The Series may be subject to taxes imposed by countries in which its invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

    4. RECLASSIFICATION: Distributions of net gains on the Statements of Changes in Net Assets from the prior year have been reclassified to conform to the present year presentation.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2002, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of average daily net assets for each Fund.

    In addition, pursuant to a Client Service Agreement with Assante Asset Management, Inc. ("Assante"), the Portfolio pays to Assante a fee at the effective annual rate of 0.19 of 1% of its average daily net assets. Until March 26, 1999, this fee was 0.13 of 1% of its average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from generally accepted accounting principles, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At November 30, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation.....................        --
Gross Unrealized Depreciation.....................  $ (1,354)
                                                    --------
    Net...........................................  $ (1,354)
                                                    ========

E. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Portfolio during the year ended November 30, 2002.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2003. There were no borrowings under the line of credit by the Portfolio with the international custodian bank for the year ended November 30, 2002.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO AND BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AAM/ DFA International High Book to Market Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2003

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS
--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
APRIL 1993-NOVEMBER 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          THE U.S. LARGE CAP VALUE SERIES  RUSSELL 1000 VALUE INDEX
                                  $10,000                   $10,000
Apr-1993                           $9,971                    $9,872
May-1993                          $10,079                   $10,070
Jun-1993                          $10,293                   $10,292
Jul-1993                          $10,440                   $10,407
Aug-1993                          $10,693                   $10,783
Sep-1993                          $10,507                   $10,800
Oct-1993                          $10,634                   $10,793
Nov-1993                          $10,535                   $10,570
Dec-1993                          $10,788                   $10,771
Jan-1994                          $11,098                   $11,178
Feb-1994                          $10,598                   $10,796
Mar-1994                          $10,169                   $10,394
Apr-1994                          $10,329                   $10,594
May-1994                          $10,259                   $10,716
Jun-1994                          $10,045                   $10,460
Jul-1994                          $10,490                   $10,785
Aug-1994                          $10,793                   $11,095
Sep-1994                          $10,478                   $10,726
Oct-1994                          $10,683                   $10,875
Nov-1994                          $10,204                   $10,436
Dec-1994                          $10,327                   $10,556
Jan-1995                          $10,565                   $10,881
Feb-1995                          $11,163                   $11,311
Mar-1995                          $11,334                   $11,559
Apr-1995                          $11,749                   $11,924
May-1995                          $12,361                   $12,426
Jun-1995                          $12,631                   $12,595
Jul-1995                          $13,185                   $13,033
Aug-1995                          $13,582                   $13,217
Sep-1995                          $14,051                   $13,695
Oct-1995                          $13,474                   $13,560
Nov-1995                          $14,211                   $14,247
Dec-1995                          $14,313                   $14,605
Jan-1996                          $14,720                   $15,060
Feb-1996                          $14,939                   $15,175
Mar-1996                          $15,459                   $15,433
Apr-1996                          $15,712                   $15,492
May-1996                          $15,978                   $15,685
Jun-1996                          $15,513                   $15,698
Jul-1996                          $14,824                   $15,104
Aug-1996                          $15,413                   $15,536
Sep-1996                          $15,721                   $16,155
Oct-1996                          $16,235                   $16,780
Nov-1996                          $17,406                   $17,996
Dec-1996                          $17,235                   $17,766
Jan-1997                          $17,852                   $18,628
Feb-1997                          $18,207                   $18,902
Mar-1997                          $17,374                   $18,221
Apr-1997                          $17,945                   $18,986
May-1997                          $19,338                   $20,048
Jun-1997                          $19,933                   $20,908
Jul-1997                          $21,931                   $22,480
Aug-1997                          $21,608                   $21,680
Sep-1997                          $22,747                   $22,989
Oct-1997                          $21,582                   $22,348
Nov-1997                          $21,811                   $23,336
Dec-1997                          $22,116                   $24,017
Jan-1998                          $22,411                   $23,678
Feb-1998                          $24,369                   $25,272
Mar-1998                          $25,736                   $26,819
Apr-1998                          $25,878                   $26,998
May-1998                          $25,661                   $26,599
Jun-1998                          $25,599                   $26,939
Jul-1998                          $24,711                   $26,465
Aug-1998                          $20,213                   $22,527
Sep-1998                          $21,238                   $23,820
Oct-1998                          $22,973                   $25,666
Nov-1998                          $24,411                   $26,862
Dec-1998                          $24,817                   $27,775
Jan-1999                          $25,298                   $27,998
Feb-1999                          $24,648                   $27,603
Mar-1999                          $25,444                   $28,174
Apr-1999                          $28,151                   $30,806
May-1999                          $28,123                   $30,467
Jun-1999                          $28,593                   $31,350
Jul-1999                          $27,409                   $30,432
Aug-1999                          $26,425                   $29,303
Sep-1999                          $25,006                   $28,280
Oct-1999                          $25,964                   $29,909
Nov-1999                          $25,541                   $29,676
Dec-1999                          $26,036                   $29,818
Jan-2000                          $24,211                   $28,846
Feb-2000                          $22,034                   $26,703
Mar-2000                          $25,157                   $29,961
Apr-2000                          $25,914                   $29,613
May-2000                          $25,862                   $29,924
Jun-2000                          $24,065                   $28,556
Jul-2000                          $25,128                   $28,913
Aug-2000                          $26,598                   $30,521
Sep-2000                          $26,165                   $30,802
Oct-2000                          $27,198                   $31,560
Nov-2000                          $26,325                   $30,389
Dec-2000                          $28,755                   $31,911
Jan-2001                          $30,170                   $32,032
Feb-2001                          $30,149                   $31,142
Mar-2001                          $29,229                   $30,043
Apr-2001                          $30,968                   $31,515
May-2001                          $31,869                   $32,224
Jun-2001                          $31,481                   $31,508
Jul-2001                          $31,440                   $31,442
Aug-2001                          $30,053                   $30,181
Sep-2001                          $26,711                   $28,057
Oct-2001                          $26,690                   $27,815
Nov-2001                          $29,209                   $29,431
Dec-2001                          $29,896                   $30,126
Jan-2002                          $30,219                   $29,894
Feb-2002                          $30,602                   $29,942
Mar-2002                          $31,876                   $31,358
Apr-2002                          $31,592                   $30,283
May-2002                          $31,794                   $30,434
Jun-2002                          $29,864                   $28,687
Jul-2002                          $26,543                   $26,019
Aug-2002                          $26,971                   $26,214
Sep-2002                          $23,982                   $23,299
Oct-2002                          $24,922                   $25,026
Nov-2002                          $26,679                   $26,602

      ANNUALIZED                  ONE       FIVE      FROM
      TOTAL RETURN (%)           YEAR       YEARS  APRIL 1993
      -------------------------------------------------------
                                     -8.66  4.11       10.68

[SIDE NOTE]

- THE SERIES INVESTS IN A BROAD CROSS-SECTION OF U.S. LARGE CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK).

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.
[END SIDE NOTE]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI EAFE INDEX (NET DIVIDENDS)
MARCH 1994-NOVEMBER 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          THE DFA INTERNATIONAL VALUE SERIES  MSCI EAFE INDEX (NET DIVIDENDS)
                                     $10,000                          $10,000
Mar-1994                              $9,733                           $9,569
Apr-1994                             $10,060                           $9,975
May-1994                             $10,119                           $9,918
Jun-1994                             $10,239                          $10,058
Jul-1994                             $10,438                          $10,155
Aug-1994                             $10,598                          $10,396
Sep-1994                             $10,228                          $10,068
Oct-1994                             $10,658                          $10,404
Nov-1994                             $10,099                           $9,903
Dec-1994                             $10,159                           $9,966
Jan-1995                              $9,757                           $9,583
Feb-1995                              $9,736                           $9,556
Mar-1995                             $10,312                          $10,152
Apr-1995                             $10,633                          $10,533
May-1995                             $10,573                          $10,408
Jun-1995                             $10,463                          $10,225
Jul-1995                             $11,052                          $10,862
Aug-1995                             $10,676                          $10,448
Sep-1995                             $10,740                          $10,652
Oct-1995                             $10,536                          $10,365
Nov-1995                             $10,826                          $10,653
Dec-1995                             $11,351                          $11,083
Jan-1996                             $11,464                          $11,128
Feb-1996                             $11,537                          $11,166
Mar-1996                             $11,698                          $11,404
Apr-1996                             $12,154                          $11,736
May-1996                             $12,040                          $11,520
Jun-1996                             $12,083                          $11,584
Jul-1996                             $11,760                          $11,246
Aug-1996                             $11,811                          $11,271
Sep-1996                             $12,019                          $11,570
Oct-1996                             $11,904                          $11,452
Nov-1996                             $12,434                          $11,908
Dec-1996                             $12,271                          $11,755
Jan-1997                             $11,861                          $11,343
Feb-1997                             $11,969                          $11,529
Mar-1997                             $12,013                          $11,571
Apr-1997                             $11,948                          $11,632
May-1997                             $12,855                          $12,389
Jun-1997                             $13,413                          $13,072
Jul-1997                             $13,598                          $13,284
Aug-1997                             $12,706                          $12,291
Sep-1997                             $13,174                          $12,980
Oct-1997                             $12,483                          $11,983
Nov-1997                             $11,955                          $11,861
Dec-1997                             $11,907                          $11,964
Jan-1998                             $12,627                          $12,511
Feb-1998                             $13,456                          $13,314
Mar-1998                             $14,051                          $13,724
Apr-1998                             $14,095                          $13,832
May-1998                             $14,227                          $13,764
Jun-1998                             $14,089                          $13,869
Jul-1998                             $14,245                          $14,009
Aug-1998                             $12,382                          $12,273
Sep-1998                             $11,716                          $11,898
Oct-1998                             $12,883                          $13,138
Nov-1998                             $13,448                          $13,810
Dec-1998                             $13,711                          $14,356
Jan-1999                             $13,439                          $14,313
Feb-1999                             $13,099                          $13,972
Mar-1999                             $13,906                          $14,555
Apr-1999                             $14,732                          $15,144
May-1999                             $13,985                          $14,364
Jun-1999                             $14,616                          $14,924
Jul-1999                             $15,144                          $15,368
Aug-1999                             $15,292                          $15,425
Sep-1999                             $15,347                          $15,580
Oct-1999                             $15,278                          $16,157
Nov-1999                             $15,231                          $16,717
Dec-1999                             $15,983                          $18,219
Jan-2000                             $14,752                          $17,062
Feb-2000                             $14,383                          $17,521
Mar-2000                             $15,182                          $18,201
Apr-2000                             $14,787                          $17,243
May-2000                             $15,071                          $16,822
Jun-2000                             $16,121                          $17,480
Jul-2000                             $15,597                          $16,748
Aug-2000                             $15,735                          $16,894
Sep-2000                             $15,280                          $16,071
Oct-2000                             $15,167                          $15,692
Nov-2000                             $15,155                          $15,103
Dec-2000                             $15,996                          $15,639
Jan-2001                             $16,021                          $15,631
Feb-2001                             $15,539                          $14,459
Mar-2001                             $14,591                          $13,495
Apr-2001                             $15,360                          $14,433
May-2001                             $15,244                          $13,923
Jun-2001                             $14,954                          $13,354
Jul-2001                             $14,650                          $13,111
Aug-2001                             $14,861                          $12,779
Sep-2001                             $12,966                          $11,484
Oct-2001                             $13,046                          $11,778
Nov-2001                             $13,523                          $12,213
Dec-2001                             $13,579                          $12,285
Jan-2002                             $13,284                          $11,633
Feb-2002                             $13,431                          $11,714
Mar-2002                             $14,275                          $12,348
Apr-2002                             $14,757                          $12,429
May-2002                             $15,253                          $12,587
Jun-2002                             $14,825                          $12,086
Jul-2002                             $13,308                          $10,893
Aug-2002                             $13,295                          $10,868
Sep-2002                             $11,714                           $9,701
Oct-2002                             $12,055                          $10,222
Nov-2002                             $12,776                          $10,686

      ANNUALIZED                  ONE       FIVE      FROM
      TOTAL RETURN (%)           YEAR       YEARS  MARCH 1994
      -------------------------------------------------------
                                     -5.53  1.34       2.84

[SIDE NOTE]

- THE SERIES INVESTS IN THE STOCKS OF LARGE NON-US COMPANIES WHICH THE ADVISOR BELIEVES TO BE VALUE STOCKS AT THE TIME OF PURCHASE. COUNTRY WEIGHTINGS REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.
[END SIDE NOTE]

--------------------------------------------------------------------------------

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                           SHARES        VALUE+
                                           ------        ------
COMMON STOCKS -- (98.9%)
 *3COM Corp.............................    265,700  $    1,374,997
 *Advanced Micro Devices, Inc...........    326,800       2,777,800
 Aetna, Inc.............................    539,626      20,370,881
 *Agere Systems, Inc. Class A...........      8,652          11,940
 *Agere Systems, Inc. Class B...........    212,364         299,433
 *Agilent Technologies, Inc.............    124,200       2,410,722
 *AK Steel Holding Corp.................    663,675       5,375,767
 *Alaska Air Group, Inc.................    108,500       2,296,945
 Albemarle Corp.........................    102,100       3,180,415
 *Allegheny Corp........................     17,239       3,189,215
 Alliant Energy Corp....................    212,900       3,466,012
 *Allied Waste Industries, Inc..........        500           5,340
 *Allmerica Financial Corp..............     94,900       1,042,951
 Allstate Corp..........................    923,700      36,052,011
 Amerada Hess Corp......................     86,400       4,838,400
 *America West Holdings Corp.
   Class B..............................     19,400          42,486
 American Financial Group, Inc..........    177,400       4,213,250
 American National Insurance Co.........     46,700       4,143,224
 *#Americredit Corp.....................     10,000          83,200
 AmerUs Group Co........................     45,600       1,461,480
 *AMR Corp..............................    361,200       2,795,688
 Anadarko Petroleum Corp................    242,400      11,441,280
 *AOL Time Warner, Inc..................  2,126,800      34,815,716
 Apache Corp............................     61,900       3,335,172
 *Apple Computer, Inc...................     62,300         967,207
 *Applied Micro Circuits Corp...........     73,000         333,245
 Archer-Daniels Midland Co..............  2,375,260      31,662,216
 *Arrow Electronics, Inc................    308,200       4,971,266
 Ashland, Inc...........................    297,600       8,680,992
 #Astoria Financial Corp................     25,200         663,264
 AT&T Corp..............................    529,180      14,838,207
 *AT&T Wireless Services, Inc...........  2,608,637      19,695,209
 *AutoNation, Inc.......................  2,057,600      25,390,784
 #Avnet, Inc............................     26,800         379,220
 AVX Corp...............................      7,500          96,375
 Bank of Hawaii Corp....................    337,800      10,296,144
 #Bear Stearns Companies, Inc...........    373,770      23,921,280
 Belo Corp. Class A.....................    324,200       7,518,198
 *Big Lots, Inc.........................    253,500       3,219,450
 Blockbuster, Inc. Class A..............     13,300         289,408
 Boise Cascade Corp.....................    213,400       5,778,872
 *Borders Group, Inc....................     22,700         415,410
 Borg-Warner, Inc.......................    100,800       5,193,216
 Bowater, Inc...........................    168,400       7,305,192
 *#Broadcom Corp........................     11,500         225,515
 Brunswick Corp.........................    297,600       6,255,552
 Burlington Northern Santa Fe Corp......  1,283,000      32,498,390
 *#CarMax, Inc..........................     18,581         366,046
 #Centex Corp...........................    229,000      11,525,570
 *#Charter Communications, Inc..........     83,700         171,166
 *#CheckFree Corp.......................     45,000         881,775
 *CIENA Corp............................    164,600       1,095,413
 *Cimarex Energy Co.....................     78,019       1,179,647
 Cincinnati Financial Corp..............    551,580      21,304,778
 Circuit City Stores, Inc. (Circuit City
   Group)...............................    175,300       1,696,904
 Citigroup, Inc.........................     85,974       3,342,669
                                           SHARES        VALUE+
                                           ------        ------
 *#Citizens Communications Co...........     70,500  $      695,130
 *Clear Channel Communications, Inc.....    585,500      25,445,830
 *CNA Financial Corp....................    635,600      15,750,168
 *CNET Networks, Inc....................     31,703          97,645
 Coca-Cola Enterprises, Inc.............  1,785,400      38,011,166
 *Comcast Corp. Class A.................    855,948      19,982,106
 *Comcast Corp. Special Class A Non-
   Voting...............................    927,100      21,114,703
 Commerce Group, Inc....................     93,100       3,379,530
 Commercial Federal Corp................     98,900       2,220,305
 Computer Associates International,
   Inc..................................     97,300       1,470,203
 *Comverse Technology, Inc..............    111,500       1,353,053
 ConocoPhilips..........................    220,400      10,537,324
 *Corning, Inc..........................    813,700       3,604,691
 Countrywide Credit Industries, Inc.....    410,000      20,213,000
 *Cox Communications, Inc...............    546,600      16,551,048
 CSX Corp...............................    577,800      15,976,170
 #Cummins Engine Co., Inc...............    143,100       4,499,064
 Curtiss-Wright Corp-Cl B W/I...........     13,565         815,257
 Dana Corp..............................    510,700       6,894,450
 #Delta Air Lines, Inc..................    402,500       5,433,750
 Diamond Offshore Drilling, Inc.........     30,900         693,396
 Dillards, Inc. Class A.................    348,900       6,740,748
 Disney (Walt) Co.......................    769,200      15,245,544
 *E Trade Group, Inc....................    239,800       1,362,064
 Eastman Chemical Co....................     83,200       3,255,616
 *Extended Stay America, Inc............    346,900       4,853,131
 *Federated Department Stores, Inc......    618,200      20,202,776
 First American Financial Corp..........     64,300       1,317,507
 First Citizens Bancshares, Inc.........     10,300       1,038,240
 FleetBoston Financial Corp.............    331,300       8,988,169
 Florida East Coast Industries Inc.
   Class B..............................      7,739         166,621
 Florida East Coast Industries, Inc.....     60,400       1,398,260
 *Foot Locker, Inc......................    175,000       2,345,000
 Ford Motor Co..........................  2,147,600      24,439,688
 *Gateway, Inc..........................     72,600         276,606
 GATX Corp..............................    140,300       3,385,439
 General Motors Corp....................    870,100      34,542,970
 *General Motors Corp. Class H..........    826,438       9,652,796
 Georgia-Pacific Corp...................    334,900       6,942,477
 Goodyear Tire & Rubber Co..............    493,200       4,063,968
 Greenpoint Financial Corp..............    119,200       5,089,840
 Halliburton Co.........................    109,200       2,293,200
 Harris Corp............................    151,400       4,075,688
 Hartford Financial Services Group,
   Inc..................................    112,800       5,533,968
 *Healthsouth Corp......................  1,481,200       6,028,484
 *Hearst-Argyle Television, Inc.........    238,600       5,786,050
 Helmerich & Payne, Inc.................    146,800       4,010,576
 Hibernia Corp..........................    274,500       5,360,985
 Hollinger International, Inc.
   Class A..............................    268,700       2,630,573
 Horton (D.R.), Inc.....................    598,615      11,439,533
 *Human Genome Sciences, Inc............     23,900         252,623
 *Humana, Inc...........................    618,900       6,442,749
 Ikon Office Solutions, Inc.............      7,300          55,626
 IMC Global, Inc........................    438,300       5,719,815
 Independence Community Bank Corp.......     12,500         318,125

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *#Ingram Micro, Inc....................    269,200  $    3,763,416
 International Paper Co.................  1,215,775      47,719,169
 *Invitrogen Corp.......................     20,100         561,594
 *JDS Uniphase Corp.....................  1,047,300       3,571,293
 John Hancock Financial Services,
   Inc..................................     77,000       2,353,890
 JP Morgan Chase & Co...................  1,672,800      42,104,376
 Kerr-McGee Corp........................     70,700       3,199,175
 *Key3Media Group, Inc..................     43,100             797
 KeyCorp................................    941,600      24,566,344
 LaFarge Corp...........................    257,500       8,265,750
 *Lear Corp.............................    110,900       4,068,921
 *#Level 3 Communications, Inc..........    195,500       1,204,280
 *Liberty Media Corp....................  2,552,300      26,952,288
 Lincoln National Corp..................    309,400      10,872,316
 Loews Corp.............................    636,800      25,777,664
 *Louisiana-Pacific Corp................    383,400       3,435,264
 *#LSI Logic Corp.......................    227,000       1,881,830
 Lubrizol Corp..........................    182,000       5,671,120
 *#Lucent Technologies, Inc.............  1,193,800       2,089,150
 Lyondell Chemical Co...................    447,200       6,399,432
 *Mandalay Resort Group.................    295,000       8,162,650
 *Manor Care, Inc.......................     44,600         868,808
 Marathon Oil Corp......................    911,450      18,229,000
 *Maxtor Corp...........................      1,400           7,588
 MBIA, Inc..............................    155,550       7,074,414
 MeadWestavco Corp......................    758,431      18,991,112
 #Merrill Lynch & Co., Inc..............     53,600       2,331,600
 #MetLife, Inc..........................    701,700      18,833,628
 *Metro-Goldwyn-Mayer, Inc..............     28,700         408,975
 MGIC Investment Corp...................     28,000       1,306,760
 *MGM Grand, Inc........................    134,100       4,539,285
 *MIPS Technologies, Inc., Class B......     10,116          28,173
 Mony Group, Inc........................     51,200       1,208,832
 Nationwide Financial Services, Inc.....     24,800         732,840
 Norfolk Southern Corp..................  1,537,600      30,336,848
 #Northrop Grumman Corp.................    241,000      23,355,310
 *Novell, Inc...........................      5,800          20,880
 Occidental Petroleum Corp..............    650,800      18,124,780
 Old Republic International Corp........    334,275      10,001,508
 Omnicare, Inc..........................    360,300       7,778,877
 *#Owens-Illinois, Inc..................     92,500       1,452,250
 *Pactiv Corp...........................    613,100      12,691,170
 *#PanAmSat Corp........................     91,300       1,760,721
 *Park Place Entertainment Corp.........    800,400       6,627,312
 Peabody Energy Corp....................      4,600         125,350
 Penney (J.C.) Co., Inc.................  1,120,000      26,577,600
 PepsiAmericas, Inc.....................     19,700         300,031
 *Phelps Dodge Corp.....................    287,085       9,020,211
 *Pioneer Natural Resources Co..........    333,900       8,233,974
 PMI Group, Inc.........................     11,400         371,526
 *#Pride International, Inc.............     92,900       1,298,742
 Protective Life Corp...................     28,400         838,652
 *Providian Financial Corp..............    198,600       1,207,488
 Pulitzer, Inc..........................      1,700          74,732
 Pulte Homes Inc........................    124,200       5,829,948
 Questar Corp...........................    271,400       7,075,398
 *Quintiles Transnational Corp..........     21,500         252,625
 *Qwest Communications International,
   Inc..................................  1,410,200       6,825,368
 #Radian Group, Inc.....................     58,100       2,376,290
 *Radio One, Inc........................      5,000          87,775
                                           SHARES        VALUE+
                                           ------        ------
 Rayonier, Inc..........................     83,000  $    3,839,580
 Raytheon Co............................  1,084,000      31,620,280
 Reinsurance Group of America, Inc......      4,200         115,080
 *#Rite Aid Corp........................    969,800       2,269,332
 #RJ Reynolds Tobacco Holdings, Inc.....    251,326       9,701,184
 Rockwell International Corp............     62,400       1,313,520
 Ryder System, Inc......................    275,400       6,334,200
 Safeco Corp............................    486,400      17,588,224
 #Saint Paul Companies, Inc.............    695,326      25,893,940
 *Saks, Inc.............................    743,200       9,661,600
 *#Sanmina Corp.........................    343,300       1,659,856
 #Sears, Roebuck & Co...................    254,200       7,041,340
 *Service Corp. International...........    903,100       2,998,292
 *Six Flags, Inc........................    315,900       2,283,957
 *#Smithfield Foods, Inc................     30,300         574,488
 *Smurfit-Stone Container Corp..........    260,326       3,796,855
 *Solectron Corp........................    481,300       2,223,606
 Sovereign Bancorp, Inc.................    781,020      10,793,696
 Sprint Corp............................    534,600       7,794,468
 Starwood Hotels and Resorts Worldwide,
   Inc..................................    573,500      14,526,755
 Steelcase, Inc. Class A................     20,000         214,200
 *Sun Microsystems, Inc.................    676,000       2,903,420
 Sunoco, Inc............................    298,800       8,844,480
 Supervalu, Inc.........................    565,200      10,162,296
 *Tech Data Corp........................      7,200         220,644
 Telephone & Data Systems, Inc..........     27,300       1,496,040
 *Tellabs, Inc..........................    251,500       2,228,290
 Temple-Inland, Inc.....................    131,300       6,440,265
 Textron, Inc...........................     54,400       2,344,640
 *Thomas & Betts Corp...................     46,900         877,030
 Tidewater, Inc.........................    100,900       3,120,837
 *Toys R Us, Inc........................    819,300      11,150,673
 TRW, Inc...............................     30,000       1,550,700
 Tyson Foods, Inc. Class A..............    912,556      10,768,161
 *#UAL Corp.............................    187,700         471,127
 Union Pacific Corp.....................    824,200      47,721,180
 Unionbancal Corp.......................     86,600       3,773,162
 *#Unisys Corp..........................     61,900         693,280
 *United Rentals, Inc...................    288,500       2,795,565
 *United States Cellular Corp...........     38,600       1,138,700
 United States Steel Corp...............    326,200       4,723,376
 Unitrin, Inc...........................    223,800       6,904,230
 UnumProvident Corp.....................    838,989      14,304,762
 Valero Energy Corp.....................    114,300       3,654,171
 #Valhi, Inc............................    158,500       1,553,300
 *VeriSign, Inc.........................    148,300       1,559,375
 *Viacom, Inc. Class B..................  1,014,400      47,686,944
 *Vishay Intertechnology, Inc...........    182,616       2,580,364
 Visteon Corp...........................    273,569       2,202,230
 *Vitesse Semiconductor, Inc............      2,800           9,310
 *Watson Pharmaceuticals, Inc...........     15,200         455,848
 *WebMD Corp............................    321,200       2,747,866
 Weis Markets, Inc......................     20,800         682,240
 Wesco Financial Corp...................     13,540       4,089,080
 Weyerhaeuser Co........................    243,400      12,802,840
 Worthington Industries, Inc............    140,800       2,480,896
 *#Xerox Corp...........................     75,000         654,000
 York International Corp................    137,800       3,456,024
                                                     --------------
TOTAL COMMON STOCKS
  (Cost $1,787,373,433).................              1,714,495,248
                                                     --------------

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                            FACE
                                           AMOUNT         VALUE+
                                           ------         ------
                                           (000)
TEMPORARY CASH INVESTMENTS -- (1.1%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $17,497,000 U.S.
   Treasury Notes 7.25%, 05/15/04,
   valued at $18,918,631) to be
   repurchased at $18,639,879
   (Cost $18,638,000)...................  $ 18,638    $   18,638,000
                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,806,011,433)++...............              $1,733,133,248
                                                      ==============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $1,806,181,118.

                See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                            SHARES        VALUE+
                                            ------        ------
UNITED KINGDOM -- (24.5%)
COMMON STOCKS -- (24.5%)
 3I Group P.L.C.........................     100,070  $      926,473
 *AWG P.L.C.............................      94,550         596,574
 Abbey National P.L.C...................     255,577       2,574,977
 Aggregate Industries P.L.C.............   1,841,409       2,277,872
 Alliance & Leicester P.L.C.............     348,000       4,440,224
 Allied Domecq P.L.C....................     749,994       4,443,340
 Antofagasta Holdings P.L.C.............     256,000       2,212,768
 Arriva P.L.C...........................     231,050       1,024,620
 Associated British Foods P.L.C.........     805,096       6,940,156
 Associated British Ports Holdings
   P.L.C................................     378,800       2,357,663
 Aviva P.L.C............................   2,387,719      20,378,475
 BAA P.L.C..............................   1,317,424      10,741,593
 BAE Systems P.L.C......................     627,360       1,652,180
 BBA Group P.L.C........................     181,000         577,357
 BG Group P.L.C.........................   2,288,548       8,617,618
 BOC Group P.L.C........................     157,815       2,197,775
 BPB P.L.C..............................     458,500       1,967,282
 Barratt Developments P.L.C.............     253,000       1,594,364
 Bellway P.L.C..........................      38,000         269,034
 Berkeley Group P.L.C...................     192,192       1,689,645
 Britannic P.L.C........................     279,800       1,539,037
 *British Airways P.L.C.................   1,541,331       3,957,234
 British Land Co. P.L.C.................     758,822       5,183,418
 Brixton Estate P.L.C...................     346,685       1,192,173
 Cable and Wireless P.L.C...............   1,998,481       2,549,915
 Canary Wharf Group P.L.C...............     552,200       2,285,545
 *Carphone Warehouse Group P.L.C........     298,000         454,417
 Chelsfield P.L.C.......................     403,344       1,713,366
 *#Colt Telecom Group P.L.C.............   1,967,000       1,308,435
 *Cookson Group P.L.C...................   2,041,312         786,134
 *Corus Group P.L.C.....................   4,456,227       2,374,869
 Debenhams P.L.C........................     345,003       1,648,060
 FKI P.L.C..............................     320,000         476,761
 *Friends Provident P.L.C...............     343,456         788,270
 Galen Holdings P.L.C...................     260,000       2,164,407
 Granada Compass P.L.C..................   1,515,755       2,252,393
 Great Portland Estates P.L.C...........     118,365         407,952
 Great Universal Stores P.L.C...........     327,879       3,004,974
 Greene King P.L.C......................     104,000       1,138,438
 HBOS P.L.C.............................     130,000       1,408,887
 Hammerson P.L.C........................     394,300       3,024,722
 Hanson P.L.C...........................     791,738       3,991,520
 Hilton Group P.L.C.....................   2,225,017       6,379,001
 IMI P.L.C..............................      24,000         103,350
 *International Power P.L.C.............   1,591,400       2,630,996
 Johnson Matthey P.L.C..................      86,013       1,150,998
 Kelda Group P.L.C......................     161,510         947,442
 Kingfisher P.L.C.......................     184,203         635,583
 Liberty International P.L.C............     404,297       3,711,627
 #Logica P.L.C..........................     586,400       1,576,245
 Luminar P.L.C..........................      55,000         389,391
 MFI Furniture Group P.L.C..............     135,900         255,868
 *MM02 P.L.C............................   5,099,306       4,046,631
 Marks & Spencer Group P.L.C............   1,141,770       6,093,749
 Mersey Docks & Harbour Co. P.L.C.......      53,050         447,813
                                            SHARES        VALUE+
                                            ------        ------
 Millennium and Copthorne Hotels
   P.L.C................................     402,000  $    1,341,730
 National Grid Group P.L.C..............     999,948       6,709,936
 Novar P.L.C............................     533,864         876,385
 #P & 0 Princess Cruises P.L.C..........     511,118       3,960,612
 Peninsular & Oriental Steam Navigation
   Co...................................   1,000,477       2,848,853
 Pennon Group P.L.C.....................      54,419         508,905
 Persimmon P.L.C........................      81,851         527,274
 Pilkington P.L.C.......................   1,789,824       1,789,350
 Pillar Property P.L.C..................     130,720         799,367
 RAC P.L.C..............................      93,100         640,300
 RMC Group P.L.C........................     372,000       2,436,895
 Rank Group P.L.C.......................      17,663          77,504
 Rexam P.L.C............................     463,824       2,778,598
 Rio Tinto P.L.C........................     300,000       6,077,767
 Rolls-Royce P.L.C......................   2,363,457       4,780,825
 Royal & Sun Alliance Insurance Group
   P.L.C................................   2,043,196       4,681,415
 Royal Bank of Scotland Group P.L.C.....     206,092       5,284,820
 Safeway P.L.C..........................   1,512,810       5,131,599
 Sainsbury (J.) P.L.C...................   2,411,980      11,090,293
 Scottish & Newcastle P.L.C.............     642,819       4,511,044
 Scottish Power P.L.C...................     489,609       2,575,004
 Severn Trent P.L.C.....................     210,597       2,034,959
 Six Continents P.L.C...................   1,054,070       9,266,799
 Slough Estates P.L.C...................     610,100       3,215,823
 Smith (David S.) Holdings P.L.C........     256,000         591,532
 Smith (W.H.) P.L.C.....................     234,000       1,237,960
 Tate & Lyle P.L.C......................     520,200       2,590,193
 Taylor Woodrow P.L.C...................     887,336       2,471,456
 Tesco P.L.C............................   3,098,667       9,787,748
 Thistle Hotels P.L.C...................     686,707       1,287,569
 Trinity Mirror P.L.C...................     415,340       2,413,827
 United Business Media P.L.C............     237,262       1,157,384
 United Utilities P.L.C.................     265,595       2,487,873
 Vodafone Group P.L.C...................   2,982,728       5,662,201
 Whitbread P.L.C........................     420,605       3,710,815
 Wilson Bowden P.L.C....................      96,900       1,200,940
 Wimpey (George) P.L.C..................     423,170       1,580,294
 Wolseley P.L.C.........................     504,406       4,285,334
 Wolverhampton & Dudley Breweries
   P.L.C................................      28,300         245,055
                                                      --------------
TOTAL -- UNITED KINGDOM
  (Cost $290,661,703)...................                 274,155,849
                                                      --------------
JAPAN -- (19.1%)
COMMON STOCKS -- (18.7%)
 #AIOI Insurance Co., Ltd...............     928,735       1,743,533
 Aichi Steel Works, Ltd.................      35,000         171,979
 #Aisin Seiki Co., Ltd..................     137,000       1,831,661
 #Amada Co., Ltd........................     376,000       1,184,638
 Aoyama Trading Co., Ltd................      47,700         599,973
 #Asahi Kasei Corp......................     289,000         679,362
 Asahi National Broadcasting Co., Ltd...         202         296,780
 Asatsu-Dk, Inc.........................      17,600         327,535
 Autobacs Seven Co., Ltd................      12,300         255,005
 #Awa Bank, Ltd.........................     196,600         869,748
 #Bank of Kyoto, Ltd....................     347,400       1,276,007

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 #Bank of Nagoya, Ltd...................     185,000  $      863,731
 Benesse Corp...........................       6,500          79,582
 Canon Sales Co., Inc...................     124,900         719,744
 #Casio Computer Co., Ltd...............      92,000         551,932
 #Chiba Bank, Ltd.......................     941,000       2,826,494
 #Chudenko Corp.........................      84,460       1,075,440
 Chugoku Bank, Ltd......................     238,800       1,417,031
 Citizen Watch Co., Ltd.................     318,000       1,575,529
 Coca-Cola West Japan Co., Ltd..........      14,900         234,722
 #Cosmo Oil Co., Ltd....................     764,000         935,395
 *Dai Nippon Ink & Chemicals, Inc.......     236,000         400,669
 Dai Nippon Printing Co., Ltd...........      99,000       1,174,925
 #Daicel Chemical Industries, Ltd.......     485,000       1,318,246
 #Daihatsu Motor Co., Ltd...............     145,000         433,171
 #Daishi Bank, Ltd......................     355,000       1,103,987
 #Daiwa House Industry Co., Ltd.........     663,000       3,544,586
 Denso Corp.............................      22,500         362,527
 Ebara Corp.............................      18,000          62,882
 #Ezaki Glico Co., Ltd..................     174,600         981,915
 Fuji Electric Co., Ltd.................      54,000         103,138
 Fuji Fire & Marine Insurance Co.,
   Ltd..................................     215,000         387,830
 #Fuji Heavy I..........................     244,000         866,343
 #Fuji Photo Film Co., Ltd..............     355,000      11,532,463
 Fujikura, Ltd..........................     131,000         344,301
 Fujitsu, Ltd...........................     124,000         443,309
 Fukui Bank, Ltd........................     343,000       1,128,262
 #Fukuoka Bank, Ltd.....................     215,000         817,777
 #Fukuyama Transporting Co., Ltd........     266,000         901,032
 Furukawa Electric Co., Ltd.............     131,000         319,708
 Futaba Corp............................      16,000         342,162
 Gunma Bank, Ltd........................     173,000         751,222
 Gunze, Ltd.............................      77,000         262,711
 #Hachijuni Bank, Ltd...................     185,000         816,920
 #Hanshin Electric Railway Co., Ltd.....     141,000         344,113
 Heiwa Corp.............................      12,000         147,019
 #Higo Bank, Ltd........................     308,000       1,184,083
 Hino Motors, Ltd.......................      43,000         133,371
 Hiroshima Bank, Ltd....................     100,000         327,307
 Hitachi Cable, Ltd.....................     127,000         327,568
 Hitachi Maxell, Ltd....................      96,000       1,206,709
 #Hitachi Metals, Ltd...................     360,000         999,061
 Hitachi, Ltd...........................   3,734,000      15,878,982
 #Hokkoku Bank, Ltd.....................     120,000         467,208
 Hokuetsu Paper Mills, Ltd..............     162,000         813,206
 *Hokuriku Bank, Ltd....................     891,000       1,323,609
 #House Foods Corp......................     117,000       1,065,763
 #Hyakugo Bank, Ltd. (105th Bank).......     258,000         903,416
 #Hyakujishi Bank, Ltd..................     314,000       1,624,911
 Ishikawajima-Harima Heavy Industries
   Co., Ltd.............................     180,000         193,935
 Itochu Corp............................     120,000         276,211
 #Iyo Bank, Ltd.........................     110,000         585,398
 *JFE Holdings, Inc.....................      56,300         662,191
 Japan Airport Terminal Co., Ltd........      33,000         197,976
 Joyo Bank, Ltd.........................     299,000         815,133
 #Juroku Bank, Ltd......................     349,000       1,264,792
 #Kamigumi Co., Ltd.....................     357,000       1,593,919
 Kandenko Co., Ltd......................     266,000         803,330
 *Kawasaki Heavy Industries, Ltd........     433,000         360,495
 Kikkoman Corp..........................     259,000       1,670,081
 Kinden Corp............................      90,000         285,026
 Kirin Brewery Co., Ltd.................     201,000       1,210,774
                                            SHARES        VALUE+
                                            ------        ------
 Kissei Pharmaceutical Co., Ltd.........      41,000  $      488,593
 *#Kobe Steel, Ltd......................   2,632,000       1,353,434
 Kokuyo Co., Ltd........................      43,000         362,560
 #Komatsu, Ltd..........................   1,279,000       4,562,077
 #Komori Corp...........................      74,000         692,797
 Koyo Seiko Co..........................     198,000         871,093
 Kubota Corp............................     140,000         374,811
 Kuraray Co., Ltd.......................     127,000         773,309
 Lion Corp..............................     297,000       1,241,186
 #Makita Corp...........................     209,000       1,526,792
 *#Marubeni Corp........................   1,942,000       1,791,176
 Marui Co., Ltd.........................      28,000         279,966
 #Maruichi Steel Tube, Ltd..............     117,000       1,329,339
 Matsushita Electric Industrial Co.,
   Ltd..................................   1,977,135      20,285,337
 #Matsushita Electric Works, Ltd........     202,000       1,193,715
 #Meiji Seika Kaisha, Ltd. Tokyo........     127,000         342,080
 #Michinoku Bank, Ltd...................     187,000       1,042,493
 *Millea Holdings, Inc..................          46         360,220
 Mitsubishi Corp........................      40,000         252,051
 #Mitsubishi Heavy Industries, Ltd......     695,000       1,764,233
 Mitsubishi Logistics Corp..............      55,000         283,271
 *#Mitsubishi Materials Corp............     975,000       1,098,233
 #Mitsubishi Securities Co., Ltd........      91,000         415,949
 Mitsui Chemicals, Inc..................     116,800         490,977
 *Mitsui Engineering and Shipbuilding
   Co., Ltd.............................     781,000         675,721
 Mitsui Trust Holdings..................     279,000         439,513
 Mizuho Holdings, Inc...................       1,192       1,332,930
 Musashino Bank, Ltd....................       2,500          76,521
 NGK Spark Plug Co., Ltd................      46,000         318,769
 NSK, Ltd...............................     179,000         495,294
 NTN Corp...............................      16,000          54,197
 Namco, Ltd.............................       5,500          88,707
 #Nanto Bank, Ltd.......................     317,000         983,226
 Nichicon Corp..........................      14,600         165,645
 Nichirei Corp..........................      97,000         287,401
 Nihon Unisys, Ltd......................      19,700         122,366
 Nippon Broadcasting System, Inc........      10,500         293,964
 #Nippon Electric Glass Co., Ltd........      44,000         460,776
 Nippon Kayaku Co., Ltd.................      53,000         205,052
 Nippon Meat Packers, Inc., Osaka.......     100,000         895,400
 #Nippon Mitsubishi Oil Corp............   1,871,050       7,483,282
 Nippon Sanso Corp......................      30,000          95,498
 Nippon Sheet Glass Co., Ltd............     151,000         309,358
 Nippon Shokubai Co., Ltd...............     163,000         702,477
 Nipponkoa Insurance Co., Ltd...........      45,000         163,449
 #Nishimatsu Construction Co., Ltd......     364,000       1,051,757
 #Nishi-Nippon Bank, Ltd................     156,540         413,982
 #Nissay Dowa General Insurance Co.,
   Ltd..................................     383,000       1,363,000
 Nisshin Seifun Group, Inc..............      96,000         625,295
 #Nisshinbo Industries, Inc.............     305,000       1,180,018
 Obayashi Corp..........................     520,000       1,145,982
 #Ogaki Kyoritsu Bank, Ltd..............      50,000         209,362
 Oji Paper Co., Ltd.....................     275,000       1,173,938
 *#Oki Electric Industry Co., Ltd.......     208,000         373,505
 Okumura Corp...........................      45,000         132,229
 Onward Kashiyama Co., Ltd..............      57,000         428,960
 Pioneer Electronic Corp................      60,000       1,175,366
 *Resona Holdings, Inc..................   1,873,000       1,054,867
 #SFCG Co., Ltd.........................       3,860         308,762
 San In Godo Bank, Ltd..................      35,000         176,835

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Santen Pharmaceutical Co., Ltd.........      18,000  $      179,978
 Sanyo Shinpan Finance Co., Ltd.........      12,900         235,857
 #Sapporo Hokuyo Holdings, Inc..........         110         449,822
 Seino Transportation Co., Ltd..........      58,000         350,798
 Sekisui Chemical Co., Ltd..............     557,000       1,450,296
 Sekisui House, Ltd.....................     942,000       6,827,701
 Seventy-seven (77) Bank, Ltd...........     130,000         488,103
 #Shiga Bank, Ltd.......................     272,000       1,012,382
 #Shikoku Bank, Ltd.....................      72,000         370,240
 Shimachu Co., Ltd......................      20,200         399,828
 Shimadzu Corp..........................     181,000         505,260
 Shimizu Corp...........................     997,000       2,555,262
 #Shinko Securities Co., Ltd............     275,000         347,916
 Shizuoka Bank, Ltd.....................     162,000       1,012,872
 Showa Shell Sekiyu KK..................     110,000         674,285
 #Softbank Corp.........................      99,100       1,124,344
 #Sumitomo Corp.........................     430,000       1,874,219
 #Sumitomo Electric Industries, Ltd.....     154,000         979,194
 Sumitomo Forestry Co., Ltd.............     139,000         766,959
 *Sumitomo Metal Industries, Ltd.
   Osaka................................   1,481,000         543,974
 Sumitomo Metal Mining Co., Ltd.........     313,000       1,044,909
 Sumitomo Realty & Development Co.,
   Ltd..................................      25,000         107,538
 Sumitomo Rubber........................      43,000         182,157
 Sumitomo Trust & Banking Co., Ltd......      21,000          91,532
 Suruga Bank, Ltd.......................      87,000         383,463
 Suzuken Co., Ltd.......................      26,400         616,284
 Suzuki Motor Corp......................      14,000         148,210
 TDK Corp...............................      10,100         445,994
 #Taiheiyo Cement Corp..................   1,209,800       1,698,450
 Taisei Corp............................   1,325,000       2,238,705
 #Takashimaya Co., Ltd..................     214,000         831,441
 Teijin, Ltd............................     893,000       2,193,959
 #Teikoku Oil Co., Ltd..................     346,000       1,268,040
 Toho Bank, Ltd.........................     254,000         872,824
 Tokuyama Corp..........................     248,000         645,733
 Tokyo Broadcasting System, Inc.........      10,000         143,656
 Tokyo Style Co., Ltd...................     133,000       1,102,950
 Toppan Printing Co., Ltd...............     125,000         921,316
 Toray Industries, Inc..................     281,000         637,620
 Tostem Inax Holding Corp...............      25,000         341,591
 Toto, Ltd..............................     247,000         850,785
 #Toyo Seikan Kaisha, Ltd...............     287,600       3,140,911
 Toyo Suisan Kaisha, Ltd................       7,000          60,564
 Toyota Auto Body Co., Ltd..............      86,000         869,722
 Toyota Industries Corp.................      76,500       1,142,052
 #Toyota Tsusho Corp....................     314,000       1,455,756
 *#UFJ Holdings, Inc....................       1,236       1,272,063
 UFJ Tsubasa Securities Co. Ltd.........      37,000          57,381
 #UNY Co., Ltd..........................      64,000         592,907
 *Victor Co. of Japan, Ltd..............     246,000       1,706,729
 #Wacoal Corp...........................     149,000       1,208,880
 #Yamagata Bank, Ltd....................     153,700         671,179
 #Yamaguchi Bank, Ltd...................     133,000         857,609
 #Yamaha Corp...........................      70,000         675,917
 Yamazaki Baking Co., Ltd...............      74,000         405,289
 #Yokogawa Electric Corp................     337,000       2,173,040
 Yokohama Rubber Co., Ltd...............     410,000       1,017,345
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $356,005,735)...................                 210,444,381
                                                      --------------
                                            SHARES        VALUE+
                                            ------        ------
INVESTMENT IN CURRENCY -- (0.4%)
 *Japanese Yen
   (Cost $4,113,037)....................              $    4,089,392
                                                      --------------
TOTAL -- JAPAN
  (Cost $360,118,772)...................                 214,533,773
                                                      --------------
FRANCE -- (10.0%)
COMMON STOCKS -- (10.0%)
 AGF (Assurances Generales de France
   SA)..................................     116,614       4,338,543
 AXA....................................     210,905       3,388,293
 Air France.............................      34,700         431,480
 Air Liquide............................       8,848       1,170,503
 Alcatel SA.............................     195,750       1,119,673
 *Alstom SA.............................      44,404         333,054
 Arcelor SA.............................     167,800       2,203,370
 BNP Paribas SA.........................     649,686      26,497,748
 #Beghin-Say............................      18,900         688,120
 Cap Gemini SA..........................      19,800         633,633
 Cereol.................................         700          22,297
 Compagnie de Saint-Gobain..............     263,885       7,972,253
 Compagnie Francaise d'Etudes et de
   Construction Technip SA..............       3,900         305,518
 Credit Lyonnais SA.....................      57,100       2,854,262
 De la Rue Imperiale de Lyon............       5,000         626,704
 Eiffage SA.............................       2,277         172,147
 Esso SA................................         686          54,559
 *Euler-Hermes SA.......................       3,663          76,885
 Faurecia SA............................       3,500         145,534
 Fimalac SA.............................      16,423         438,160
 Fonciere Lyonnaise SA..................      10,950         320,246
 #France Telecom SA.....................     188,321       3,372,041
 Gecina SA..............................       3,400         337,206
 Generale des Establissements Michelin
   SA Series B..........................      88,300       3,064,667
 *Havas SA..............................      44,400         237,622
 Imerys SA..............................      11,000       1,313,093
 LaFarge SA.............................      23,336       1,898,897
 LaFarge SA Prime Fidelity..............      79,266       6,288,387
 Lagardere S.C.A. SA....................      10,900         500,403
 *Orange SA.............................     275,500       2,096,547
 Pechiney SA Series A...................      55,475       2,114,127
 Peugeot SA.............................     224,200      10,114,269
 #Rallye SA.............................      18,020         661,459
 Remy Cointreau SA......................      28,750         852,267
 *Renault SA............................      19,000         938,225
 *Rexel SA..............................       7,500         305,891
 Schneider SA...........................      16,095         782,127
 Seb Prime Fid..........................       9,000         716,233
 Societe des Ciments de Francais........      24,900       1,264,494
 #Societe Financiere Interbail SA.......      11,550         361,921
 Societe Generale, Paris................     293,528      16,526,754
 Valeo SA...............................      53,800       1,760,758
 Vivendi Universal SA...................     171,927       2,803,139
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $87,456,684)....................                 112,103,509
                                                      --------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
RIGHTS/WARRANTS -- (0.0%)
 *Rallye SA Series A Warrants
   11/30/03.............................      18,020  $        2,330
 *Rallye SA Series B Warrants
   11/30/05.............................      18,020           3,764
                                                      --------------
TOTAL RIGHTS/WARRANTS
  (Cost $13,859)........................                       6,094
                                                      --------------
TOTAL -- FRANCE
  (Cost $87,470,543)....................                 112,109,603
                                                      --------------
SWITZERLAND -- (7.1%)
COMMON STOCKS -- (7.1%)
 *#ABB, Ltd.............................     462,000       1,547,879
 Baloise-Holding........................     330,660      14,968,093
 Ciba Spezialitaetenchemie Holding AG...       7,000         506,097
 Cie Financiere Richemont AG
   Series A.............................   1,045,100      19,726,711
 Clariant AG............................      12,800         228,231
 *Credit Swisse Group...................     164,100       3,860,760
 *Crossair AG, Basel....................      21,730         512,704
 Givaudan SA............................       2,952       1,227,836
 Helvetia Patria Holding................      24,167       2,671,809
 Holcim, Ltd............................      23,120       4,605,578
 Jelmoli Holding AG.....................         500         313,467
 Luzerner Kantonalbank AG...............       9,427         981,840
 Pargesa Holding SA, Geneve.............       1,935       3,259,763
 Rieters Holdings.......................       5,810       1,124,079
 Schindler Holding AG...................      34,690       5,928,176
 Sig Holding AG.........................      44,130       4,521,852
 *#Swiss Life Holdings..................      44,280       3,731,268
 Syngenta AG............................      27,000       1,528,910
 *UBS AG................................      42,000       2,116,407
 Unaxis Holding AG......................      48,800       3,865,418
 Valora Holding AG......................       4,760         853,547
 Zurich Financial SVCS AG...............      15,608       1,680,628
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $75,368,241)....................                  79,761,053
                                                      --------------
RIGHTS/WARRANTS -- (0.0%)
 *Swiss Life Holdings Rights 12/03/02
   (Cost $0)............................      22,140               0
                                                      --------------
TOTAL -- SWITZERLAND
  (Cost $75,368,241)....................                  79,761,053
                                                      --------------
GERMANY -- (6.3%)
COMMON STOCKS -- (6.3%)
 Allianz AG.............................       5,000         562,541
 BASF AG................................     490,050      19,085,070
 BHW Holding AG.........................      34,600         302,887
 *Bankgesellschaft Berlin AG............     233,550         374,048
 Bayer AG...............................     168,100       3,866,136
 Bayerische Vereinsbank AG..............     337,110       5,583,512
 *Berliner Kraft & Licht Bewag AG.......     158,800       2,211,567
 #Commerzbank AG........................     408,050       3,799,363
 *Continental AG........................      44,100         715,069
 DaimlerChrysler AG.....................      15,400         562,223
 Degussa AG.............................       7,800         227,344
 Deutsche Bank AG.......................     359,305      18,103,574
 *Deutsche Lufthansa AG.................     305,250       3,416,094
                                            SHARES        VALUE+
                                            ------        ------
 E.ON AG................................       7,600  $      328,114
 Fresenius Medical Care AG..............      27,600       1,247,856
 Heidelberger Druckmaschinen AG.........       4,200         108,420
 #Heidelberger Zement AG................      34,836       1,278,722
 #Hochtief AG...........................      56,150         781,987
 Karstadt Quelle AG.....................      20,000         367,865
 Linde AG...............................      76,000       2,865,328
 MAN AG.................................      88,000       1,326,224
 MG Technologies AG.....................       2,100          15,459
 Merck KGAA.............................      36,000         909,615
 SCA Hygiene Products AG................       3,550         794,571
 ThyssenKrupp AG........................     108,750       1,312,235
 Volkswagen AG..........................      15,550         632,667
                                                      --------------
TOTAL -- GERMANY
  (Cost $94,433,585)....................                  70,778,491
                                                      --------------
NETHERLANDS -- (5.9%)
COMMON STOCKS -- (5.9%)
 ABN-AMRO Holding NV....................   1,167,315      20,042,434
 Aegon NV...............................     140,423       2,269,934
 DSM NV.................................      74,537       3,358,858
 Hagemeyer NV...........................      30,531         248,437
 Ing Groep NV...........................   1,462,114      27,852,976
 *Koninklijke KPN NV....................     278,922       1,853,450
 Koninklijke Numico NV..................      18,500         226,359
 Koninklijke Philips Electronics NV.....     405,906       8,907,433
 Koninklijke Vendex KBB NV..............      12,244         128,133
 NV Holdingsmij de Telegraaf............       6,800         104,848
 Oce NV.................................       9,700         110,484
 Vedior NV..............................      45,100         356,669
 Vnu NV.................................      27,700         828,030
                                                      --------------
TOTAL -- NETHERLANDS
  (Cost $42,836,642)....................                  66,288,045
                                                      --------------
AUSTRALIA -- (4.1%)
COMMON STOCKS -- (4.1%)
 AMP, Ltd...............................     513,365       3,789,809
 AXA Asia Pacific Holdings, Ltd.........   1,839,950       2,592,657
 Australian Provincial Newspaper
   Holdings, Ltd........................     448,540         737,792
 *BHP Steel Ltd.........................     308,100         548,298
 Boral, Ltd.............................     720,243       1,698,219
 CSR, Ltd...............................   1,155,484       4,054,239
 Commonwealth Bank of Australia.........      47,864         729,532
 Goodman Fielder, Ltd...................   1,594,612       1,342,801
 Insurance Australiz Group, Ltd.........   1,358,900       1,952,958
 Lion Nathan, Ltd.......................     658,500       1,951,889
 MIM Holdings...........................   2,461,213       2,141,639
 Mayne Nickless, Ltd....................     320,950         569,364
 Mirvac, Ltd............................     762,424       1,780,554
 Normandy Mining Corp...................     721,573       1,660,846
 Orica, Ltd.............................     329,125       1,923,433
 Origin Energy, Ltd.....................     662,019       1,337,945
 Paperlinx, Ltd.........................     397,600       1,084,796
 Publishing and Broadcasting, Ltd.......     579,260       2,660,065
 QBE Insurance Group, Ltd...............     195,424         877,674
 Quantas Airways, Ltd...................   1,627,018       3,461,760
 Santos, Ltd............................     716,272       2,412,651
 #Seven Network, Ltd....................     160,363         415,021
 Southcorp, Ltd.........................      62,591         165,500

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Stockland Trust Group..................      20,641  $       56,548
 WMC, Ltd...............................   1,226,532       5,728,852
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $43,647,392)....................                  45,674,842
                                                      --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $16,635).......................                      16,904
                                                      --------------
TOTAL -- AUSTRALIA
  (Cost $43,664,027)....................                  45,691,746
                                                      --------------
ITALY -- (4.0%)
COMMON STOCKS -- (4.0%)
 *#Banca Monte Dei Paschi di Siena
   SpA..................................     242,000         586,187
 *Banca Nazionale del Lavoro SpA........     733,000         920,935
 Banca Popolare di Lodi Scarl...........     116,000       1,005,073
 *Banca Popolare di Milano..............     325,400       1,152,363
 Banca Toscana..........................     607,000       2,813,819
 Banco Popolare di Verona e Novara
   SpA..................................      60,000         665,499
 #Beni Stabili SpA, Roma................     493,000         235,892
 Buzzi Unicem SpA.......................      63,000         432,425
 CIR SpA (Cie Industriale Riunite),
   Torino...............................     500,000         519,766
 #Capitalia SpA.........................   2,022,125       3,369,337
 #Compagnia Assicuratrice Unipol SpA....     254,000       1,010,684
 *#E.Biscom SpA.........................      16,000         512,504
 #Fiat SpA..............................     482,482       4,655,587
 IFIL Finanziaria Partecipazioni SpA....     510,187       2,004,694
 *#Ing C.Olivetti & C SpA, Ivrea........   2,565,000       3,018,518
 Intesabci SpA..........................   6,148,212      13,424,711
 #Italcementi Fabriche Riunite Cemento
   SpA, Bergamo.........................     378,560       3,690,476
 #Parmalat Finanziaria SpA..............     468,000       1,121,978
 #Pirelli SpA...........................   1,115,000       1,197,899
 #Rinascente per l'Esercizio di Grande
   Magazzini SpA........................     252,500       1,117,746
 #SAI SpA (Sta Assicuratrice
   Industriale), Torino.................      40,000         624,714
 #Societe Cattolica di Assicurazoni
   Scarl SpA............................       8,000         181,605
 *Tiscali SpA...........................      33,000         192,040
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $52,393,106)....................                  44,454,452
                                                      --------------
RIGHTS/WARRANTS -- (0.0%)
 *Fiat SpA Warrants 01/31/07
   (Cost $0)............................      51,693          16,610
                                                      --------------
TOTAL -- ITALY
  (Cost $52,393,106)....................                  44,471,062
                                                      --------------
SPAIN -- (3.6%)
COMMON STOCKS -- (3.6%)
 Acerinox SA............................     130,740       5,070,880
 *Arcelor SA............................      30,000         381,991
 Aurea Concesiones de Infraestructuras
   del Estado SA........................     155,700       3,322,290
 Autopistas Concesionaria Espanola SA...     500,301       5,335,164
 Banco de Andalucia.....................         900          42,526
 Banco Pastor SA........................     118,800       2,069,303
                                            SHARES        VALUE+
                                            ------        ------
 Cementos Portland SA...................         900  $       32,991
 Cia Espanola de Petroleous SA..........     449,382       7,823,036
 Corporacion Mapfre Compania
   Internacional de Reaseguros SA.......     108,900         814,643
 Ebro Puleva SA.........................      16,020         152,031
 Endesa SA, Madrid......................     190,892       2,261,627
 Iberdrola SA...........................     535,000       6,929,252
 Iberia Lineas Aereas de Espana SA......      40,100          67,015
 Metrovacesa SA.........................     104,144       2,253,280
 Repsol SA..............................      53,700         676,285
 Sol Melia SA...........................       6,400          29,859
 *#Terra Networks SA....................      27,300         140,674
 #Union Fenosa SA.......................     230,000       3,059,010
                                                      --------------
TOTAL -- SPAIN
  (Cost $31,651,619)....................                  40,461,857
                                                      --------------
SWEDEN -- (3.1%)
COMMON STOCKS -- (3.1%)
 Gambro AB Series A.....................     351,000       2,148,897
 Gambro AB Series B.....................     125,700         769,562
 Holmen AB Series A.....................       6,300         170,264
 Holmen AB Series B.....................      82,900       2,203,875
 SSAB Swedish Steel Series A............     107,700       1,253,382
 SSAB Swedish Steel Series B............      38,000         414,987
 Skandinaviska Enskilda Banken
   Series A.............................     196,000       1,816,146
 Skandinaviska Enskilda Banken
   Series C.............................       9,800          83,240
 Svenska Cellulosa AB Series A..........      57,000       1,983,762
 Svenska Cellulosa AB Series B..........     266,500       9,230,863
 Svenska Kullagerfabriken AB
   Series A.............................      68,400       1,927,802
 Svenska Kullagerfabriken AB
   Series B.............................      89,700       2,538,021
 Volvo AB Series A......................     194,100       3,511,436
 Volvo AB Series B......................     374,883       7,037,995
                                                      --------------
TOTAL -- SWEDEN
  (Cost $32,709,731)....................                  35,090,232
                                                      --------------
HONG KONG -- (2.3%)
COMMON STOCKS -- (2.3%)
 Hang Lung Development Co., Ltd.........   1,765,000       1,471,088
 #Hang Lung Properties, Ltd.............   3,841,000       3,595,404
 Hysan Development Co., Ltd.............   1,361,367       1,029,930
 Kerry Properties, Ltd..................   1,308,130       1,056,749
 #New World Development Co., Ltd........   2,333,874       1,369,144
 Shangri-La Asia, Ltd...................   3,029,066       1,961,466
 #Sino Land Co., Ltd....................   4,976,107       1,738,749
 Swire Pacific, Ltd. Series A...........   1,062,000       4,357,677
 *Tsim Sha Tsui Properties, Ltd.........     948,000         917,774
 Wharf Holdings, Ltd....................   3,251,214       6,857,914
 Wheelock and Co., Ltd..................   2,699,000       1,920,775
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $46,771,677)....................                  26,276,670
                                                      --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $23,358).......................                      23,357
                                                      --------------
TOTAL -- HONG KONG
  (Cost $46,795,035)....................                  26,300,027
                                                      --------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
FINLAND -- (2.2%)
COMMON STOCKS -- (2.2%)
 Fortum Oyj.............................   1,071,385  $    6,160,202
 Huhtamaki Van Leer Oyj.................       2,300          21,164
 Kesko Oyj..............................     232,100       2,712,905
 M-real Oyj Series B....................     437,500       3,546,968
 Metso Oyj..............................     171,757       1,794,012
 Outokumpu Oyj Series A.................     351,300       3,407,253
 Pohjola Group P.L.C. Series D..........       9,200         137,278
 Stora Enso Oyj Series R................     547,800       6,702,684
 Wartsila Corp. Oyj Series B............      47,700         567,032
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $24,172,422)....................                  25,049,498
                                                      --------------
RIGHTS/WARRANTS -- (0.0%)
 *Outokumpu Oyj Series A Rights 12/17/02
   (Cost $0)............................     351,300               0
                                                      --------------
TOTAL -- FINLAND
  (Cost $24,172,422)....................                  25,049,498
                                                      --------------
BELGIUM -- (1.6%)
COMMON STOCKS -- (1.6%)
 *Banque Bruxelles Lambert VVPR.........         128               3
 Fortis AG..............................     409,133       7,244,462
 Groupe Bruxelles Lambert...............      55,500       2,228,259
 #Nationale a Portefeuille..............       4,029         428,847
 Sofina SA..............................      10,500         339,464
 Solvay SA..............................      60,790       3,991,147
 Suez (ex Suez Lyonnaise des Eaux)......      95,400       1,716,756
 Tessenderlo Chemie.....................      14,400         413,266
 #Union Miniere SA......................      40,200       1,673,167
                                                      --------------
TOTAL -- BELGIUM
  (Cost $14,980,352)....................                  18,035,371
                                                      --------------
SINGAPORE -- (0.9%)
COMMON STOCKS -- (0.9%)
 Capitaland, Ltd........................     517,000         339,531
 City Developments, Ltd.................     214,000         545,201
 DBS Group Holdings, Ltd................      76,000         481,906
 Fraser & Neave, Ltd....................     808,100       3,568,538
 Keppel Corp., Ltd......................   1,710,000       3,814,371
 Overseas Chinese Banking Corp., Ltd....      94,000         532,180
 United Overseas Bank, Ltd..............      66,000         448,390
                                                      --------------
TOTAL -- SINGAPORE
  (Cost $10,650,031)....................                   9,730,117
                                                      --------------
DENMARK -- (0.8%)
COMMON STOCKS -- (0.8%)
 Danisco A.S............................      26,130         866,321
 Danske Bank A.S........................     329,253       5,513,205
 *Jyske Bank A.S........................      16,350         410,661
 Nordea AB..............................     475,918       2,339,713
 Tele Danmark A.S.......................      11,250         298,388
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $6,905,040).....................                   9,428,288
                                                      --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $17,539).......................                      17,955
                                                      --------------
TOTAL -- DENMARK
  (Cost $6,922,579).....................                   9,446,243
                                                      --------------
                                            SHARES        VALUE+
                                            ------        ------
IRELAND -- (0.6%)
COMMON STOCKS -- (0.6%)
 Allied Irish Banks P.L.C...............     104,764  $    1,479,864
 CRH P.L.C..............................     168,462       2,455,055
 *Elan Corp. P.L.C......................      82,816         214,195
 Irish Permanent P.L.C..................     186,115       2,073,581
                                                      --------------
TOTAL -- IRELAND
  (Cost $6,600,012).....................                   6,222,695
                                                      --------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 #Bergesen Dy ASA Series A..............     105,892       2,038,762
 #Den Norske Bank ASA Series A..........     589,194       2,888,265
 Norsk Hydro ASA........................      16,700         665,861
 Norske Skogindustrier ASA Series A.....      16,900         267,688
 *Storebrand ASA........................      41,900         176,218
                                                      --------------
TOTAL -- NORWAY
  (Cost $6,187,564).....................                   6,036,794
                                                      --------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
 Banco Espirito Santo e Comercial de
   Lisboa...............................     136,717       1,564,019
 Cimpor Cimentos de Portugal SA.........     100,653       1,587,002
 Portugal Telecom SA....................      50,082         339,274
 *Sonae SGPS SA.........................   1,864,000         815,869
                                                      --------------
TOTAL -- PORTUGAL
  (Cost $5,156,234).....................                   4,306,164
                                                      --------------
GREECE -- (0.3%)
COMMON STOCKS -- (0.3%)
 *Agricultural Bank of Greece S.A.......     121,100         758,938
 Alpha Credit Bank......................      29,200         361,928
 Bank of Piraeus S.A....................       4,600          28,920
 Commercial Bank of Greece..............      36,800         560,094
 EFG Eurobank Ergasias S.A..............      60,097         681,521
 Hellenic Petroleum S.A.................     135,530         833,193
 National Bank of Greece................      23,200         323,562
                                                      --------------
TOTAL -- GREECE
  (Cost $4,058,902).....................                   3,548,156
                                                      --------------
AUSTRIA -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Telekom Austria AG....................     110,250         998,025
 Voest-Alpine Stahl AG..................      24,948         635,327
                                                      --------------
TOTAL -- AUSTRIA
  (Cost $1,620,372).....................                   1,633,352
                                                      --------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 Carter Holt Harvey, Ltd.
   (Cost $2,352,573)....................   1,909,000       1,628,431
                                                      --------------
UNITED STATES -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Smurfit-Stone Container Corp.
   (Cost $1,334,756)....................      97,463       1,421,498
                                                      --------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Rekapacific Berhad
   (Cost $1,085,453)....................     691,000          83,647
                                                      --------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $12,743).......................                      12,805
                                                      --------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                           FACE
                                          AMOUNT         VALUE+
                                          ------         ------
                                           (000)
TEMPORARY CASH
  INVESTMENTS -- (2.4%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $27,434,000 FMC
   Discount Notes 1.30%, 12/17/02,
   valued at $27,399,708) to be
   repurchased at $26,996,722
   (Cost $26,994,000)...................  $26,994    $   26,994,000
                                                     --------------
TOTAL INVESTMENTS -- (100%) (Cost
  $1,270,230,997)++.....................             $1,123,790,509
                                                     ==============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $1,271,206,540.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                          THE U.S. LARGE     THE DFA
                                            CAP VALUE     INTERNATIONAL
                                              SERIES      VALUE SERIES
                                          --------------  -------------
ASSETS:
Investments at Value....................   $  1,733,133   $  1,123,791
Collateral for Securities Loaned........         71,312        130,466
Cash....................................             --             14
Receivables:
  Investment Securities Sold............             --          1,250
  Dividends, Interest, and Tax
    Reclaims............................          4,137          3,870
  Securities Lending....................             11             78
  Fund Shares Sold......................          2,961          1,759
Prepaid Expenses and Other Assets.......              5              1
                                           ------------   ------------
    Total Assets........................      1,811,559      1,261,229
                                           ------------   ------------
LIABILITIES:
Payables:
  Collateral on Securities Loaned.......         71,312        130,466
  Investment Securities Purchased.......          2,112          1,179
  Fund Shares Redeemed..................             92          3,725
  Due to Advisor........................            138            185
Accrued Expenses and Other
  Liabilities...........................             96            207
                                           ------------   ------------
    Total Liabilities...................         73,750        135,762
                                           ------------   ------------
NET ASSETS..............................   $  1,737,809   $  1,125,467
                                           ============   ============
SHARES OUTSTANDING $.01 PAR VALUE
  (Unlimited Number of Shares
  Authorized)...........................    133,577,617    120,589,074
                                           ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE.......................   $      13.01   $       9.33
                                           ============   ============
Investments at Cost.....................   $  1,806,011   $  1,270,232
                                           ============   ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

                                          THE U.S. LARGE     THE DFA
                                            CAP VALUE     INTERNATIONAL
                                              SERIES      VALUE SERIES
                                          --------------  -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes
    Withheld of $0 and $2,652,
    respectively).......................    $  26,448       $ 29,304
  Interest..............................          448            551
  Income from Securities Lending........          219          1,291
                                            ---------       --------
      Total Investment Income...........       27,115         31,146
                                            ---------       --------
EXPENSES
  Investment Advisory Services..........        1,656          2,340
  Accounting & Transfer Agent Fees......          599            721
  Custodian Fees........................          158            336
  Legal Fees............................           14             13
  Audit Fees............................           24             17
  Shareholders' Reports.................            7             27
  Trustees' Fees and Expenses...........           10             10
  Other.................................           21             68
                                            ---------       --------
      Total Expenses....................        2,489          3,532
                                            ---------       --------
  NET INVESTMENT INCOME (LOSS)..........       24,626         27,614
                                            ---------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES AND FOREIGN
  CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................      (21,142)         2,766
  Net Realized Gain (Loss) on Foreign
    Currency Transactions...............           --            (42)
  Change in Unrealized Appreciation
    (Depreciation) of
    Investment Securities and Foreign
      Currency..........................     (154,346)       (97,155)
  Translation of Foreign Currency
    Denominated Amounts.................           --            202
                                            ---------       --------
  NET GAIN (LOSS) ON INVESTMENT
    SECURITIES AND FOREIGN CURRENCY.....     (175,488)       (94,229)
                                            ---------       --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............    $(150,862)      $(66,615)
                                            =========       ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                        THE U.S.
                                       LARGE CAP             THE DFA INTERNATIONAL
                                      VALUE SERIES                VALUE SERIES
                                ------------------------    ------------------------
                                   YEAR          YEAR          YEAR          YEAR
                                  ENDED         ENDED         ENDED         ENDED
                                 NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                   2002          2001          2002          2001
                                ----------    ----------    ----------    ----------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income
    (Loss)....................  $   24,626    $   28,673    $   27,614    $   32,544
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................     (21,142)      (11,185)        2,766         4,644
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............          --            --           (42)         (237)
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities and
      Foreign Currency........    (154,346)      165,772       (97,155)     (187,094)
  Translation of Foreign
    Currency Denominated
    Amounts...................          --            --           202           169
                                ----------    ----------    ----------    ----------
  Net Increase (Decrease) in
    Net Assets Resulting from
    Operations................    (150,862)      183,260       (66,615)     (149,974)
                                ----------    ----------    ----------    ----------
Distributions From:
  Net Investment Income.......     (23,538)      (30,420)      (29,420)      (33,105)
  Net Short-Term Gains........          --        (7,710)         (340)         (251)
  Net Long-Term Gains.........          --      (159,793)       (2,606)      (53,075)
                                ----------    ----------    ----------    ----------
  Total Distributions.........     (23,538)     (197,923)      (32,366)      (86,431)
                                ----------    ----------    ----------    ----------
Capital Share Transactions
  (1):
  Shares Issued...............     472,038       186,202       354,850       176,620
  Shares Issued in Lieu of
    Cash Distributions........      22,203       191,512        32,365        86,431
  Shares Redeemed.............    (219,115)     (461,311)     (370,867)     (372,027)
                                ----------    ----------    ----------    ----------
  Net Increase (Decrease) from
    Capital Share
    Transactions..............     275,126       (83,597)       16,348      (108,976)
                                ----------    ----------    ----------    ----------
    Total Increase
      (Decrease)..............     100,726       (98,260)      (82,633)     (345,381)
NET ASSETS
  Beginning of Period.........   1,637,083     1,735,343     1,208,100     1,553,481
                                ----------    ----------    ----------    ----------
  End of Period...............  $1,737,809    $1,637,083    $1,125,467    $1,208,100
                                ==========    ==========    ==========    ==========
(1) SHARES ISSUED AND
  REDEEMED:
    Shares Issued.............      34,223        12,674        36,168        15,819
    Shares Issued in Lieu of
      Cash Distributions......       1,587        13,967         3,202         7,470
    Shares Redeemed...........     (15,622)      (31,216)      (37,827)      (32,904)
                                ----------    ----------    ----------    ----------
                                    20,188        (4,575)        1,543        (9,615)
                                ==========    ==========    ==========    ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                        THE U.S. LARGE CAP VALUE SERIES
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                              YEAR          YEAR          YEAR          YEAR          YEAR
                             ENDED         ENDED         ENDED         ENDED         ENDED
                            NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                              2002          2001          2000          1999          1998
                           ----------    ----------    ----------    ----------    ----------
Net Asset Value,
  Beginning of Period....  $    14.44    $    14.71    $    17.79    $    18.79    $    18.09
                           ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............        0.20          0.25          0.33          0.34          0.31
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......       (1.43)         1.25          0.04          0.46          1.71
                           ----------    ----------    ----------    ----------    ----------
Total from Investment
  Operations.............       (1.23)         1.50          0.37          0.80          2.02
                           ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS
  Net Investment
    Income...............       (0.20)        (0.27)        (0.32)        (0.34)        (0.32)
  Net Realized Gains.....          --         (1.50)        (3.13)        (1.46)        (1.00)
                           ----------    ----------    ----------    ----------    ----------
Total Distributions......       (0.20)        (1.77)        (3.45)        (1.80)        (1.32)
                           ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of
  Period.................  $    13.01    $    14.44    $    14.71    $    17.79    $    18.79
                           ==========    ==========    ==========    ==========    ==========
Total Return.............      (8.64)%        10.97%         3.06%         4.64%        11.93%
Net Assets, End of Period
  (thousands)............  $1,737,809    $1,637,083    $1,735,343    $1,788,082    $1,755,907
Ratio of Expenses to
  Average Net Assets.....        0.15%         0.15%         0.16%         0.16%         0.16%
Ratio of Net Investment
  Income to Average Net
  Assets.................        1.49%         1.66%         2.20%         1.80%         1.67%
Portfolio Turnover
  Rate...................           9%            6%           26%           43%           25%

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                       THE DFA INTERNATIONAL VALUE SERIES
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                              YEAR          YEAR          YEAR          YEAR          YEAR
                             ENDED         ENDED         ENDED         ENDED         ENDED
                            NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                              2002          2001          2000          1999          1998
                           ----------    ----------    ----------    ----------    ----------
Net Asset Value,
  Beginning of Period....  $    10.15    $    12.07    $    13.18    $    11.95    $    10.90
                           ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............        0.24          0.27          0.27          0.28          0.22
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......       (0.78)        (1.49)        (0.31)         1.29          1.13
                           ----------    ----------    ----------    ----------    ----------
Total from Investment
  Operations.............       (0.54)        (1.22)        (0.04)         1.57          1.35
                           ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS
  Net Investment
    Income...............       (0.25)        (0.27)        (0.26)        (0.31)        (0.27)
  Net Realized Gains.....       (0.03)        (0.43)        (0.81)        (0.03)        (0.03)
                           ----------    ----------    ----------    ----------    ----------
Total Distributions......       (0.28)        (0.70)        (1.07)        (0.34)        (0.30)
                           ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of
  Period.................  $     9.33    $    10.15    $    12.07    $    13.18    $    11.95
                           ==========    ==========    ==========    ==========    ==========
Total Return.............       (5.53)%      (10.75)%       (0.51)%       13.27%        12.50%
Net Assets, End of Period
  (thousands)............  $1,125,467    $1,208,100    $1,553,481    $1,660,377    $1,720,249
Ratio of Expenses to
  Average Net Assets.....        0.30%         0.29%         0.29%         0.29%         0.29%
Ratio of Net Investment
  Income to Average Net
  Assets.................        2.36%         2.32%         2.13%         2.17%         1.90%
Portfolio Turnover
  Rate...................          18%            6%            9%            6%           15%

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-five series, of which two (the "Series") are presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Series in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with The Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 29, 2002.

    4. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA

International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

    5. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

    The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

    6. RECLASSIFICATION: Distributions of net gains on the Statements of Changes in Net Assets from the prior year have been reclassified to conform to the present year presentation.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2002, the advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% and 0.20 of 1% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

    At November 30, 2002, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

The U.S. Large Cap Value Series..............  $7,099
The DFA International Value Series...........   5,056

E. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2002, the Series made the following purchases and sales of investment securities other than U.S. Government Securities and short-term securities (amounts in thousands):

                                               PURCHASES   SALES
                                               ---------  --------
The U.S. Large Cap Value Series..............  $396,013   $142,173
The DFA International Value Series...........   207,427    235,498

F. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from generally accepted accounting principles, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Components of Net Assets.

    At November 30, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                               GROSS UNREALIZED  GROSS UNREALIZED
                                                 APPRECIATION      DEPRECIATION       NET
                                               ----------------  ----------------  ---------
The U.S. Large Cap Value Series..............      $224,663         $(297,711)     $ (73,048)
The DFA International Value Series...........       159,774          (306,920)      (147,146)

    At November 30, 2002, The U.S. Large Cap Value Series had a capital loss carryforward for federal income tax purposes in the amount of approximately $32,327,000, with $11,185,000 and $21,142,000 expiring on November 30, 2009 and
2010, respectively.

    Certain of the Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. The DFA International Value Series realized gains on the sale of passive foreign investment companies of $7,580,897, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

G. LINE OF CREDIT:

    The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. Borrowings under the discretionary line of credit for The U.S. Large Cap Value Series and The International Value Series during the year ended November 30, 2002 were as follows:

                             WEIGHTED       WEIGHTED     NUMBER OF   INTEREST  MAXIMUM AMOUNT
                              AVERAGE     AVERAGE LOAN     DAYS      EXPENSE   BORROWED DURING
                           INTEREST RATE    BALANCE     OUTSTANDING  INCURRED    THE PERIOD
                           -------------  ------------  -----------  --------  ---------------
The U.S. Large Cap Value
  Series.................        2.59%    $ 9,617,222          9      $6,231     $20,002,000
The DFA International
  Value Series...........        2.64%     11,214,286          7       5,748      15,700,000

    There were no outstanding borrowings under the line of credit at November 30, 2002.

    The Trust together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2003. There were no borrowings under the line of credit by the Series with the international custodian bank for the year ended November 30, 2002.

H. COMPONENTS OF NET ASSETS:

    At November 30, 2002, net assets consisted of (amounts in thousands):

                                                 THE U.S.       THE DFA
                                                LARGE CAP    INTERNATIONAL
                                               VALUE SERIES  VALUE SERIES
                                               ------------  -------------
Paid-in Capital..............................   $1,841,399    $1,271,657
Accumulated Net Investment Income (Loss).....        1,785          (835)
Accumulated Net Realized Gain (Loss).........      (32,497)        1,042
Accumulated Net Realized Foreign Exchange
  Gain (Loss)................................           --           (42)
Unrealized Appreciation (Depreciation) of
  Investment Securities......................      (72,878)     (146,441)
Accumulated Net Foreign Exchange Gain
  (Loss).....................................           --            86
                                                ----------    ----------
Total Net Assets.............................   $1,737,809    $1,125,467
                                                ==========    ==========

I. SECURITIES LENDING:

    As of November 30, 2002 some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

    As of November 30, 2002, the interest rate on the pooled cash account earned by each of the portfolios was 1.30% for the domestic portfolios and 1.33% for the international portfolios. The repurchase agreements with J.P. Morgan Securities and UBS Warburg, comprising the pooled cash account bear interest at rates ranging from 1.30% to 1.33% and are to be repurchased on December 2, 2002. The market value of securities on loan to broker/dealers, the value of the cash collateral received from such broker/dealers, the cost/value of each portfolio's pooled cash account investment and the allocated value of collateral from repurchase agreements held in the pooled cash account as of November 30, 2002 were as follows:

                                                                         COST/VALUE OF POOLED  VALUE OF COLLATERAL
                                 MARKET VALUE OF    VALUE OF COLLATERAL      CASH ACCOUNT        FROM REPURCHASE
                                SECURITIES ON LOAN  AND INDEMNIFICATION       INVESTMENT           AGREEMENTS
                                ------------------  -------------------  --------------------  -------------------
The U.S. Large Cap Value
  Series......................     $ 64,341,804        $ 71,312,120          $ 71,312,120         $ 73,050,338
The DFA International Value
  Series......................      121,960,533         130,465,678           130,465,678          130,465,925

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value
Series and The DFA International Value Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodians, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2003

                                FUND MANAGEMENT

TRUSTEES/DIRECTORS

    Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

    Each Board has an Audit Committee comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for each Board oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls and other oversight functions as requested by the Board. The Audit Committee for each Board also acts as a liaison between the Fund's independent certified public accountants and the full Board. There were three Audit Committee meetings for each Fund held during the fiscal year ended November 30, 2002.

    Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

    The statement of additional information ("SAI") of the Funds includes additional information about each Trustee/ Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing Dimensional Fund Advisors, 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

       NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
          WITH THE FUND           TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
           AND ADDRESS              LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
                                                       DISINTERESTED DIRECTORS

  George M. Constantinides        DFAITC - since 1993    88 portfolios in 4         Leo Melamed Professor of Finance, Graduate
  Director of DFAIDG, DIG and     DFAIDG - since 1983    investment companies       School of Business, University of Chicago.
  DEM.                            DIG - since 1993
  Trustee of DFAITC.              DEM - since 1994
  1101 E. 58th Street
  Chicago, IL 60637
  Date of Birth: 9/22/47

  John P. Gould                   DFAITC - since 1993    88 portfolios in 4         Steven G. Rothmeier Distinguished Service
  Director of DFAIDG, DIG and     DFAIDG - since 1986    investment companies       Professor of Economics, Graduate School of
  DEM.                            DIG - since 1993                                  Business, University of Chicago. Principal and
  Trustee of DFAITC.              DEM - since 1994                                  Executive Vice President, Lexecon Inc.
  1101 E. 58th Street                                                               (economics, law, strategy and finance
  Chicago, IL 60637                                                                 consulting). Formerly, President, Cardean
  Date of Birth: 1/19/39                                                            University (division of UNext.com). Member of
                                                                                    the Boards of Milwaukee Mutual Insurance
                                                                                    Company and UNext.com. Formerly, Trustee, First
                                                                                    Prairie Funds (registered investment company).
                                                                                    Trustee, Harbor Fund (registered investment
                                                                                    company) (13 Portfolios).

  Roger G. Ibbotson               DFAITC - since 1993    88 portfolios in 4         Professor in Practice of Finance, Yale School
  Director of DFAIDG, DIG and     DFAIDG - since 1981    investment companies       of Management. Director, BIRR Portfolio
  DEM.                            DIG - since 1993                                  Analysis, Inc. (software products). Chairman,
  Trustee of DFAITC.              DEM - since 1994                                  Ibbotson Associates, Inc., Chicago, IL
  Yale School of Management                                                         (software, data, publishing and consulting).
  P.O. Box 208200                                                                   Partner, Zebra Capital Management, LLC (hedge
  New Haven, CT 06520-8200                                                          fund manager). Formerly, Director, Hospital
  Date of Birth: 5/27/43                                                            Fund, Inc. (investment management services).

       NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
          WITH THE FUND           TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
           AND ADDRESS              LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
  Myron S. Scholes                DFAITC - since 1993    88 portfolios in 4         Frank E. Buck Professor Emeritus of Finance,
  Director of DFAIDG, DIG and     DFAIDG - since 1981    investment companies       Stanford University. Partner, Oak Hill Capital
  DEM.                            DIG - since 1993                                  Management. Chairman, Oak Hill Platinum
  Trustee of DFAITC.              DEM - since 1994                                  Partners. Director, Financial Engines.
  Oak Hill Capital Management,                                                      Director, Chicago Mercantile Exchange.
  Inc.                                                                              Consultant, Arbor Investors. Formerly,
  2775 Sand Hill Rd.                                                                Director, Smith Breeden Family of Funds and
  Suite 220                                                                         Partner, Long-Term Capital Management.
  Menlo Park, CA 94025                                                              Director, American Century Fund Complex
  Date of Birth: 7/01/41                                                            (registered investment companies) (38
                                                                                    Portfolios).

  Abbie J. Smith                  DFAITC - since 2000    88 portfolios in 4         Marvin Bower Fellow, Harvard Business School
  Director of DFAIDG, DIG and     DFAIDG - since 2000    investment companies       (9/01 to 8/02). Boris and Irene Stern Professor
  DEM.                            DIG - since 2000                                  of Accounting, Graduate School of Business,
  Trustee of DFAITC.              DEM - since 2000                                  University of Chicago. Director, HON Industries
  425 Morgan Hall                                                                   Inc. (office furniture).
  Soldiers Field,
  Boston, MA 02163
  Date of Birth: 4/30/53
                                                       INTERESTED DIRECTORS**

  David G. Booth                  DFAITC - since 1993    88 portfolios in 4         Chairman, Director, Chief Executive Officer,
  Chairman, Director, Chief       DFAIDG - since 1981    investment companies       Chief Investment Officer and President of
  Executive Officer, Chief        DIG - since 1992                                  Dimensional Fund Advisors Inc., DFA Securities
  Investment Officer and          DEM - since 1994                                  Inc., DFAIDG, DIG and DEM. Chairman, Trustee,
  President of DFAIDG, DIG and                                                      Chief Executive Officer, Chief Investment
  DEM. Chairman, Trustee, Chief                                                     Officer and President of DFAITC. Director and
  Executive Officer, Chief                                                          Chief Investment Officer of Dimensional Fund
  Investment Officer and                                                            Advisors Ltd. Director, Chief Executive
  President of DFAITC.                                                              Officer, Chief Investment Officer and President
  1299 Ocean Avenue                                                                 of DFA Australia Ltd. Director of Dimensional
  Santa Monica, CA 90401                                                            Funds PLC. (Chief Investment Officer positions
  Date of Birth: 12/02/46                                                           held starting 1/1/2003)
                                                                                    Limited Partner, Oak Hill Partners. Director,
                                                                                    University of Chicago Business School.
                                                                                    Formerly, Director, SA Funds (registered
                                                                                    investment company). Director, Assante
                                                                                    Corporation (investment management) (until
                                                                                    9/9/2002).

  Rex A. Sinquefield*             DFAITC - since 1993    88 portfolios in 4         Chairman, Director and Chief Investment Officer
  Chairman and Director of        DFAIDG - since 1981    investment companies       of Dimensional Fund Advisors Inc., DFA
  DFAIDG, DIG and DEM. Trustee    DIG - since 1992                                  Securities Inc., DFAIDG, DIG and DEM. Chairman,
  and Chairman of DFAITC.         DEM - since 1994                                  Trustee and Chief Investment Officer of DFAITC.
  1299 Ocean Avenue                                                                 Director and President of Dimensional Fund
  Santa Monica, CA 90401                                                            Advisors Ltd. Director and Chief Investment
  Date of Birth: 9/07/44                                                            Officer of DFA Australia Ltd. Director of
                                                                                    Dimensional Funds PLC. (Chief Investment
                                                                                    Officer positions held through 1/1/2003)
                                                                                    Trustee, St. Louis University. Life Trustee and
                                                                                    Member of Investment Committee, DePaul
                                                                                    University. Director, The German St. Vincent
                                                                                    Orphan Home. Member of Investment Committee,
                                                                                    Archdiocese of St. Louis.

(1) Each Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under The Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc..

OFFICERS

    The name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund are set forth below. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities").

                                     TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
           AND ADDRESS                    SERVICE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
                                              OFFICERS

Arthur H.F. Barlow                         Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 11/07/55

Valerie A. Brown                           Since 2001     Vice President and Assistant Secretary of
Vice President and Assistant                              all the DFA Entities. Prior to April 2001,
Secretary                                                 legal counsel for DFA (since March 2000).
Santa Monica, CA                                          Associate, Jones, Day, Reavis & Pogue from
Date of Birth: 1/24/67                                    October 1991 to February 2000.

Truman A. Clark                            Since 1996     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 4/08/41

James L. Davis                             Since 1999     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA                                          Formerly at Kansas State University, Arthur
Date of Birth: 11/29/56                                   Anderson & Co., Phillips Petroleum Co.

Robert T. Deere                            Since 1994     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 10/08/57

Robert W. Dintzner                         Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA                                          Prior to April 2001, marketing supervisor
Date of Birth: 3/18/70                                    and marketing coordinator for DFA.

Richard A. Eustice                         Since 1998     Vice President and Assistant Secretary of
Vice President and Assistant                              all the DFA Entities, except Dimensional
Secretary                                                 Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 8/05/65

Eugene F. Fama, Jr.                        Since 1993     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 1/21/61

Robert M. Fezekas                          Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to December
Date of Birth: 10/28/70                                   2001, Portfolio Manager.

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
         AND ADDRESS                    SERVICE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Glenn S. Freed                             Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Formerly, Professor
Date of Birth: 11/24/61                                   and Associate Dean of the Leventhal School
                                                          of Accounting (September 1998 to August
                                                          2001) and Academic Director Master of
                                                          Business Taxation Program (June 1996 to
                                                          August 2001) at the University of Southern
                                                          California Marshall School of Business.

Henry F. Gray                              Since 2000     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to July 2000, portfolio manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                       Since 1997     Vice President, Controller and Assistant
Vice President, Controller and                            Treasurer, of all the DFA Entities.
Assistant Treasurer
Santa Monica, CA
Date of Birth: 1/22/61

Stephen P. Manus                           Since 1997     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 12/26/50

Karen E. McGinley                          Since 1997     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 3/10/66

Catherine L. Newell                        Since 2000     Vice President and Secretary of all the DFA
Vice President and Secretary                              Entities, except DFA Australia Limited for
Santa Monica, CA                                          which she is Vice President and Assistant
Date of Birth: 5/07/64                                    Secretary. Director, Dimensional Funds PLC.
                                                          Vice President and Assistant Secretary of
                                                          all DFA Entities (1997-2000).

David A. Plecha                            Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 10/26/61

Andrew E. Rasmusen                         Since 2001     Vice President of all the DFA Entities
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to April 2001, investment management,
Date of Birth: 1/26/62                                    client service manager for DFA (since
                                                          October 2000). Investment manager
                                                          researcher and consultant for
                                                          InvestorForce, Inc. from October 1999 to
                                                          October 2000 and for William M. Mercer
                                                          Investment Consulting, Inc. from April 1996
                                                          to October 1999.

Edwardo A. Repetto                         Since 2002     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Research Associate
Date of Birth: 1/28/67                                    for Dimensional Fund Advisors Inc. (June
                                                          2000 to April 2002). Research scientist
                                                          (August 1998 to June 2000) and
                                                          Faculty-Postdoctural Fellow (August 1997 to
                                                          August 1998), California Institute of
                                                          Technology.

George L. Sands                            Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 2/08/56

Michael T. Scardina                        Since 1993     Vice President, Chief Financial Officer and
Vice President, Chief Financial                           Treasurer of all the DFA Entities.
Officer and Treasurer                                     Director, Dimensional Funds, PLC.
Santa Monica, CA
Date of Birth: 10/12/55

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
         AND ADDRESS                    SERVICE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
David E. Schneider                         Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to 2001 and
Date of Birth: 1/26/46                                    currently, Regional Director of Dimensional
                                                          Fund Advisors Inc.

John C. Siciliano                          Since 2001     Vice President of all the DFA Entities.
Vice President                                            Director, Dimensional Funds PLC. Managing
Santa Monica, CA                                          Principal, Payden & Rygel Investment
Date of Birth: 8/24/54                                    Counsel from April 1998 through December
                                                          2000 and Co-Head, North American Corporate
                                                          Finance for Dresdner Kleinwort Benson N.A.
                                                          from October 1995 to April 1998.

Jeanne C. Sinquefield, Ph.D.*              Since 1988     Executive Vice President of all the DFA
Executive Vice President                                  Entities.
Santa Monica, CA
Date of Birth: 12/02/46

Carl G. Snyder                             Since 2000     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to July 2000, portfolio manager.
Date of Birth: 6/08/63

Weston J. Wellington                       Since 1997     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/01/51

Daniel M. Wheeler                          Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to 2001 and
Date of Birth: 3/03/45                                    currently, Director of Financial Advisors
                                                          Services of Dimensional Fund Advisors Inc.

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.